UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-07507

Deutsche Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2015

Semiannual Report

Deutsche Investments VIT Funds

Deutsche Small Cap Index VIP

Contents
3 Performance Summary
4 Portfolio Summary
5 Portfolio Manager
6 Investment Portfolio
29 Statement of Assets and Liabilities
30 Statement of Operations
31 Statement of Changes in Net Assets
32 Financial Highlights
34 Notes to Financial Statements
39 Information About Your Fund's Expenses
40 Proxy Voting
41 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2015 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2015 are 0.53% and 0.79% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results (as of June 30, 2015)
Deutsche Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,464	$10,630	$16,288	$21,827	$21,701
	Average annual total return	4.64%	6.30%	17.66%	16.90%	8.06%
Russell 2000 Index	Growth of $10,000	$10,475	$10,649	$16,353	$22,003	$22,411
	Average annual total return	4.75%	6.49%	17.81%	17.08%	8.40%
Deutsche Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,455	$10,609	$16,170	$21,555	$21,163
	Average annual total return	4.55%	6.09%	17.37%	16.60%	7.79%
Russell 2000 Index	Growth of $10,000	$10,475	$10,649	$16,353	$22,003	$22,411
	Average annual total return	4.75%	6.49%	17.81%	17.08%	8.40%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/15	12/31/14

Common Stocks	98%	98%
Cash Equivalents	1%	2%
Government & Agency Obligations	1%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks and Warrants)	6/30/15	12/31/14

Financials	24%	24%
Information Technology	17%	18%
Health Care	16%	14%
Consumer Discretionary	15%	14%
Industrials	13%	14%
Materials	4%	4%
Energy	4%	4%
Utilities	3%	4%
Consumer Staples	3%	3%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (2.0% of Net Assets)
1. Team Health Holdings, Inc. Offers health care professionals outsourcing services	0.2%
2. Cepheid, Inc. Manufactures microfluidic systems	0.2%
3. Manhattan Associates, Inc. Provider of information technology solutions for goods distributors	0.2%
4. Tyler Technologies, Inc. Provides end-to-end information management solutions and services for local governments	0.2%
5. MAXIMUS, Inc. Provides program management and consulting services	0.2%
6. Investors Bancorp., Inc. Attracts deposits from the general public, originates loans and invests in securities	0.2%
7. West Pharmaceutical Services, Inc. Applies value-added services to the process of bringing new drug therapies and health care products to global markets	0.2%
8. HealthSouth Corp. Provides outpatient surgery	0.2%
9. Neurocrine Biosciences, Inc. Developer of therapeutics for nervous and immune systems disorders	0.2%
10. Prosperity Bancshares, Inc. A holding company for Prosperity Bank	0.2%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

Investment Portfolio June 30, 2015 (Unaudited)

	Shares	Value ($)

Common Stocks 98.3%
Consumer Discretionary 14.3%
Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	13,103	273,984
Cooper Tire & Rubber Co.	9,821	332,244
Cooper-Standard Holding, Inc.*	2,415	148,450
Dana Holding Corp.	28,140	579,121
Dorman Products, Inc.* (a)	4,626	220,475
Drew Industries, Inc.	4,317	250,472
Federal-Mogul Holdings Corp.*	5,608	63,651
Fox Factory Holding Corp.*	2,961	47,613
Gentherm, Inc.*	6,243	342,803
Metaldyne Performance Group, Inc.	2,123	38,533
Modine Manufacturing Co.*	8,591	92,181
Motorcar Parts of America, Inc.*	3,231	97,221
Remy International, Inc.	4,828	106,747
Standard Motor Products, Inc.	3,601	126,467
Stoneridge, Inc.*	4,448	52,086
Strattec Security Corp. (a)	601	41,289
Superior Industries International, Inc.	4,135	75,712
Tenneco, Inc.*	10,577	607,543
Tower International, Inc.*	3,485	90,784
		3,587,376
Automobiles 0.0%
Winnebago Industries, Inc.	4,923	116,134
Distributors 0.3%
Core-Mark Holding Co., Inc.	3,973	235,400
Fenix Parts, Inc.*	2,451	24,559
Pool Corp.	7,517	527,543
VOXX International Corp.*	3,865	32,002
Weyco Group, Inc.	1,254	37,395
		856,899
Diversified Consumer Services 1.1%
2U, Inc.*	4,082	131,400
American Public Education, Inc.*	3,122	80,298
Apollo Education Group, Inc.*	16,734	215,534
Ascent Capital Group, Inc. "A"*	2,240	95,738
Bridgepoint Education, Inc.*	3,215	30,735
Bright Horizons Family Solutions, Inc.*	6,511	376,336
Cambium Learning Group, Inc.*	2,305	9,842
Capella Education Co.	2,166	116,249
Career Education Corp.*	11,401	37,623
Carriage Services, Inc.	2,634	62,900
Chegg, Inc.* (a)	13,836	108,474
Collectors Universe, Inc.	1,342	26,759
DeVry Education Group, Inc.	11,301	338,804
Grand Canyon Education, Inc.*	8,151	345,602
Houghton Mifflin Harcourt Co.*	23,869	601,499
K12, Inc.*	5,568	70,435
Liberty Tax, Inc.	1,055	26,111
LifeLock, Inc.* (a)	16,446	269,714
Regis Corp.*	7,235	114,024
Sotheby's (a)	10,739	485,832
Steiner Leisure Ltd.*	2,188	117,671
Strayer Education, Inc.* (a)	1,955	84,261
Universal Technical Institute, Inc.	3,351	28,819
	Shares	Value ($)

Weight Watchers International, Inc.* (a)	5,062	24,551
		3,799,211
Hotels, Restaurants & Leisure 3.3%
Belmond Ltd. "A"*	16,806	209,907
Biglari Holdings, Inc.*	294	121,642
BJ's Restaurants, Inc.*	3,664	177,521
Bloomin' Brands, Inc.	21,584	460,818
Bob Evans Farms, Inc.	4,103	209,458
Bojangles', Inc.*	1,477	35,241
Boyd Gaming Corp.*	14,269	213,322
Bravo Brio Restaurant Group, Inc.*	2,812	38,103
Buffalo Wild Wings, Inc.*	3,277	513,473
Caesars Acquisition Co. "A"*	7,711	53,052
Caesars Entertainment Corp.* (a)	10,215	62,516
Carrols Restaurant Group, Inc.*	5,730	59,592
Churchill Downs, Inc.	2,313	289,241
Chuy's Holdings, Inc.* (a)	2,805	75,146
ClubCorp Holdings, Inc.	7,541	180,079
Cracker Barrel Old Country Store, Inc. (a)	3,271	487,902
Dave & Buster's Entertainment, Inc.*	4,049	146,128
Del Frisco's Restaurant Group, Inc.*	4,204	78,320
Denny's Corp.*	14,988	174,011
Diamond Resorts International, Inc.*	7,241	228,454
DineEquity, Inc.	2,913	288,649
El Pollo Loco Holdings, Inc.* (a)	2,147	44,464
Eldorado Resorts, Inc.*	5,008	39,163
Empire Resorts, Inc.*	2,935	14,939
Fiesta Restaurant Group, Inc.*	4,664	233,200
International Speedway Corp. "A"	4,797	175,906
Interval Leisure Group, Inc.	6,734	153,872
Intrawest Resorts Holdings, Inc.*	3,214	37,347
Isle of Capri Casinos, Inc.*	3,536	64,178
Jack in the Box, Inc.	6,488	571,982
Jamba, Inc.*	2,160	33,458
Kona Grill, Inc.*	1,504	29,193
Krispy Kreme Doughnuts, Inc.*	11,261	216,887
La Quinta Holdings, Inc.*	16,409	374,946
Marcus Corp.	2,886	55,353
Marriott Vacations Worldwide Corp.	4,499	412,783
Monarch Casino & Resort, Inc.*	1,848	37,995
Morgans Hotel Group Co.*	4,704	31,705
Noodles & Co.* (a)	2,106	30,748
Papa John's International, Inc.	5,011	378,882
Papa Murphy's Holdings, Inc.*	1,623	33,629
Penn National Gaming, Inc.* (a)	14,043	257,689
Pinnacle Entertainment, Inc.*	10,508	391,738
Popeyes Louisiana Kitchen, Inc.*	3,973	238,340
Potbelly Corp.* (a)	3,875	47,469
Red Robin Gourmet Burgers, Inc.* (a)	2,437	209,143
Ruby Tuesday, Inc.*	10,601	66,468
Ruth's Hospitality Group, Inc.	6,031	97,220
Scientific Games Corp. "A"* (a)	8,710	135,353
SeaWorld Entertainment, Inc.	12,143	223,917
Shake Shack, Inc. "A"* (a)	1,066	64,248
Sonic Corp.	8,876	255,629
	Shares	Value ($)

Speedway Motorsports, Inc.	2,192	49,649
Texas Roadhouse, Inc.	12,037	450,545
The Cheesecake Factory, Inc.	8,464	461,584
The Habit Restaurants, Inc. "A"*	2,042	63,894
Vail Resorts, Inc.	6,315	689,598
Zoe's Kitchen, Inc.*	3,432	140,506
		10,916,195
Household Durables 1.3%
Bassett Furniture Industries, Inc.	1,910	54,263
Beazer Homes U.S.A., Inc.*	4,505	89,875
Cavco Industries, Inc.*	1,600	120,704
Century Communities, Inc.*	2,708	54,512
CSS Industries, Inc.	1,408	42,592
Ethan Allen Interiors, Inc. (a)	4,584	120,743
Flexsteel Industries, Inc.	865	37,273
Green Brick Partners, Inc.*	2,556	27,988
Helen of Troy Ltd.*	4,874	475,166
Hooker Furniture Corp.	1,921	48,236
Hovnanian Enterprises, Inc. "A"*	19,941	53,043
Installed Building Products, Inc.*	3,538	86,610
iRobot Corp.* (a)	5,120	163,226
KB HOME (a)	13,981	232,085
La-Z-Boy, Inc.	8,898	234,373
LGI Homes, Inc.* (a)	2,170	42,923
Libbey, Inc.	3,944	163,005
Lifetime Brands, Inc.	2,058	30,397
M.D.C. Holdings, Inc. (a)	6,951	208,321
M/I Homes, Inc.*	4,393	108,375
Meritage Homes Corp.*	6,935	326,569
NACCO Industries, Inc. "A"	688	41,803
New Home Co., Inc.*	1,620	27,913
Ryland Group, Inc.	8,067	374,067
Skullcandy, Inc.*	3,924	30,097
Standard Pacific Corp.* (a)	25,430	226,581
Taylor Morrison Home Corp. "A"*	5,791	117,905
TRI Pointe Homes, Inc.*	28,263	432,424
Universal Electronics, Inc.*	2,717	135,415
WCI Communities, Inc.*	2,546	62,097
William Lyon Homes "A"*	3,218	82,606
ZAGG, Inc.*	5,246	41,548
		4,292,735
Internet & Catalog Retail 0.7%
1-800 FLOWERS.COM, Inc. "A"*	4,730	49,476
Blue Nile, Inc.*	1,921	58,379
Etsy, Inc.*	3,542	49,765
EVINE Live, Inc.*	8,424	22,660
FTD Companies, Inc.*	3,203	90,292
HSN, Inc.	5,597	392,853
Lands' End, Inc.* (a)	3,036	75,384
Liberty TripAdvisor Holdings, Inc. "A"*	13,265	427,398
NutriSystem, Inc.	4,828	120,121
Orbitz Worldwide, Inc.* (a)	19,797	226,082
Overstock.com, Inc.*	2,227	50,196
PetMed Express, Inc. (a)	3,225	55,696
Shutterfly, Inc.*	6,444	308,088
Travelport Worldwide Ltd. (a)	18,714	257,879
Wayfair, Inc. "A"*	3,559	133,961
zulily, Inc. "A"*	11,641	151,799
		2,470,029
Leisure Products 0.3%
Arctic Cat, Inc.	2,138	71,003
Black Diamond, Inc.*	4,355	40,240
	Shares	Value ($)

Callaway Golf Co.	13,186	117,883
Escalade, Inc.	1,919	35,290
JAKKS Pacific, Inc.* (a)	2,504	24,765
Johnson Outdoors, Inc. "A"	976	22,985
Malibu Boats, Inc. "A"*	3,157	63,424
Marine Products Corp.	2,196	13,703
Nautilus, Inc.*	5,499	118,284
Performance Sports Group Ltd.*	8,030	144,540
Smith & Wesson Holding Corp.* (a)	9,493	157,489
Sturm, Ruger & Co., Inc. (a)	3,314	190,389
		999,995
Media 1.6%
AMC Entertainment Holdings, Inc. "A"	3,546	108,791
Carmike Cinemas, Inc.*	4,411	117,068
Central European Media Enterprises Ltd. "A"* (a)	13,726	29,923
Crown Media Holdings, Inc. "A"*	6,391	28,887
Cumulus Media, Inc. "A"*	25,264	51,286
Daily Journal Corp.*	154	30,263
DreamWorks Animation SKG, Inc. "A"*	13,472	355,391
Entercom Communications Corp. "A"*	4,295	49,049
Entravision Communications Corp. "A"	11,325	93,205
Eros International PLC*	5,022	126,153
Global Eagle Entertainment, Inc.*	8,222	107,050
Gray Television, Inc.*	11,033	172,997
Harte-Hanks, Inc.	7,684	45,797
Hemisphere Media Group, Inc.*	1,706	20,301
IMAX Corp.*	10,715	431,493
Journal Media Group, Inc.	4,326	35,863
Loral Space & Communications, Inc.*	2,278	143,787
Martha Stewart Living Omnimedia, Inc. "A"*	5,816	36,292
MDC Partners, Inc. "A"	7,619	150,094
Media General, Inc.*	16,704	275,950
Meredith Corp. (a)	6,387	333,082
National CineMedia, Inc.	10,527	168,011
New Media Investment Group, Inc.	7,598	136,232
New York Times Co. "A" (a)	24,030	328,010
Nexstar Broadcasting Group, Inc. "A"	5,444	304,864
Reading International, Inc. "A"*	2,744	38,004
Rentrak Corp.* (a)	2,251	157,120
Saga Communications, Inc. "A"	704	26,646
Scholastic Corp.	4,781	210,986
SFX Entertainment, Inc.* (a)	7,504	33,693
Sinclair Broadcast Group, Inc. "A" (a)	11,305	315,523
Sizmek, Inc.*	3,370	23,927
The E.W. Scripps Co. "A"	10,492	239,742
Time, Inc.	18,952	436,086
Townsquare Media, Inc. "A"*	1,342	18,224
Tribune Publishing Co.	4,673	72,618
World Wrestling Entertainment, Inc. "A" (a)	5,013	82,715
		5,335,123
Multiline Retail 0.4%
Big Lots, Inc.	9,559	430,059
Burlington Stores, Inc.*	13,192	675,430
Fred's, Inc. "A"	6,628	127,854
	Shares	Value ($)

Tuesday Morning Corp.* (a)	8,006	90,188
		1,323,531
Specialty Retail 3.2%
Abercrombie & Fitch Co. "A"	12,343	265,498
America's Car-Mart, Inc.*	1,384	68,259
American Eagle Outfitters, Inc. (a)	33,890	583,586
ANN, Inc.*	8,055	388,976
Asbury Automotive Group, Inc.*	4,718	427,545
Ascena Retail Group, Inc.*	24,902	414,743
Barnes & Noble, Inc.*	8,800	228,448
bebe stores, inc.	5,654	11,308
Big 5 Sporting Goods Corp.	2,771	39,376
Boot Barn Holdings, Inc.*	2,123	67,936
Build-A-Bear Workshop, Inc.*	2,399	38,360
Caleres, Inc.	7,773	247,026
Cato Corp. "A"	4,665	180,815
Chico's FAS, Inc.	25,413	422,618
Christopher & Banks Corp.*	7,228	28,984
Citi Trends, Inc.*	2,564	62,049
Conn's, Inc.* (a)	4,498	178,571
Destination XL Group, Inc.*	6,816	34,148
Express, Inc.*	14,994	271,541
Five Below, Inc.* (a)	9,490	375,140
Francesca's Holdings Corp.*	7,638	102,884
Genesco, Inc.*	4,087	269,865
Group 1 Automotive, Inc.	4,058	368,588
Guess?, Inc. (a)	10,740	205,886
Haverty Furniture Companies, Inc.	3,340	72,211
Hibbett Sports, Inc.* (a)	4,415	205,651
Kirkland's, Inc.	3,072	85,617
Lithia Motors, Inc. "A"	3,926	444,266
Lumber Liquidators Holdings, Inc.* (a)	4,757	98,517
MarineMax, Inc.* (a)	4,382	103,021
Mattress Firm Holding Corp.* (a)	3,638	221,736
Monro Muffler Brake, Inc.	5,544	344,615
Outerwall, Inc. (a)	3,133	238,453
Party City Holdco, Inc.*	4,463	90,465
Pier 1 Imports, Inc. (a)	15,412	194,654
Rent-A-Center, Inc.	9,128	258,779
Restoration Hardware Holdings, Inc.* (a)	5,773	563,618
Select Comfort Corp.*	8,904	267,743
Shoe Carnival, Inc.	2,481	71,602
Sonic Automotive, Inc. "A"	5,625	134,044
Sportsman's Warehouse Holdings, Inc.* (a)	3,207	36,464
Stage Stores, Inc.	5,716	100,201
Stein Mart, Inc.	5,472	57,292
Systemax, Inc.*	2,113	18,256
The Buckle, Inc. (a)	4,917	225,051
The Children's Place, Inc.	3,567	233,317
The Container Store Group, Inc.* (a)	2,505	42,259
The Finish Line, Inc. "A"	8,167	227,206
The Men's Wearhouse, Inc.	8,436	540,494
The Pep Boys — Manny, Moe & Jack*	9,380	115,093
Tile Shop Holdings, Inc.* (a)	4,466	63,373
Tilly's, Inc. "A"*	1,996	19,301
Vitamin Shoppe, Inc.*	5,275	196,599
West Marine, Inc.*	2,394	23,078
Winmark Corp.	280	27,580
	Shares	Value ($)

Zumiez, Inc.*	3,796	101,087
		10,703,793
Textiles, Apparel & Luxury Goods 1.0%
Cherokee, Inc.	1,519	42,806
Columbia Sportswear Co.	4,984	301,333
Crocs, Inc.*	13,320	195,937
Culp, Inc.	1,603	49,693
Deckers Outdoor Corp.*	6,133	441,392
G-III Apparel Group Ltd.*	6,979	490,973
Iconix Brand Group, Inc.* (a)	8,124	202,856
Movado Group, Inc.	2,846	77,297
Oxford Industries, Inc.	2,630	229,994
Perry Ellis International, Inc.*	1,891	44,949
Quiksilver, Inc.* (a)	26,193	17,361
Sequential Brands Group, Inc.* (a)	4,165	63,683
Steven Madden Ltd.* (a)	9,755	417,319
Superior Uniform Group, Inc.	1,319	21,816
Tumi Holdings, Inc.*	9,698	199,003
Unifi, Inc.*	2,552	85,492
Vera Bradley, Inc.*	3,193	35,985
Vince Holding Corp.*	2,734	32,753
Wolverine World Wide, Inc. (a)	17,961	511,529
		3,462,171
Consumer Staples 3.0%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	1,574	365,152
Castle Brands, Inc.*	11,875	16,506
Coca-Cola Bottling Co. Consolidated	783	118,288
Craft Brewers Alliance, Inc.*	2,005	22,176
MGP Ingredients, Inc.	1,901	31,975
National Beverage Corp.*	1,878	42,236
		596,333
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	6,764	647,585
Fairway Group Holdings Corp.*	3,607	12,841
Ingles Markets, Inc. "A"	2,291	109,441
Natural Grocers by Vitamin Cottage, Inc.*	1,279	31,489
PriceSmart, Inc. (a)	3,399	310,125
Smart & Final Stores, Inc.*	4,309	77,002
SpartanNash Co.	6,421	208,939
SUPERVALU, Inc.*	45,867	371,064
The Andersons, Inc.	4,920	191,880
The Chefs' Warehouse, Inc.* (a)	3,382	71,834
The Fresh Market, Inc.* (a)	7,431	238,832
United Natural Foods, Inc.*	8,667	551,915
Village Super Market, Inc. "A"	1,263	40,024
Weis Markets, Inc.	1,804	76,039
		2,939,010
Food Products 1.4%
Alico, Inc.	689	31,253
Arcadia Biosciences, Inc.*	1,452	9,249
B&G Foods, Inc. (a)	10,046	286,612
Boulder Brands, Inc.* (a)	9,723	67,478
Cal-Maine Foods, Inc. (a)	5,547	289,553
Calavo Growers, Inc.	2,619	136,005
Darling Ingredients, Inc.*	28,652	420,038
Dean Foods Co. (a)	16,338	264,186
Diamond Foods, Inc.*	4,679	146,827
Farmer Brothers Co.*	1,454	34,169
Fresh Del Monte Produce, Inc.	5,786	223,687
	Shares	Value ($)

Freshpet, Inc.* (a)	3,690	68,634
Inventure Foods, Inc.*	3,259	33,079
J & J Snack Foods Corp.	2,576	285,086
John B. Sanfilippo & Son, Inc.	1,341	69,598
Lancaster Colony Corp.	3,177	288,630
Landec Corp.*	4,359	62,900
Lifeway Foods, Inc.*	911	17,482
Limoneira Co.	1,959	43,549
Omega Protein Corp.*	3,256	44,770
Post Holdings, Inc.* (a)	9,510	512,874
Sanderson Farms, Inc. (a)	3,831	287,938
Seaboard Corp.*	45	161,955
Seneca Foods Corp. "A"*	1,188	32,991
Snyder's-Lance, Inc.	8,461	273,037
Tootsie Roll Industries, Inc. (a)	3,262	105,395
TreeHouse Foods, Inc.*	7,402	599,784
		4,796,759
Household Products 0.1%
Central Garden & Pet Co. "A"*	7,541	86,043
HRG Group, Inc.*	13,594	176,722
Oil-Dri Corp. of America	762	23,150
Orchids Paper Products Co.	1,570	37,790
WD-40 Co.	2,590	225,744
		549,449
Personal Products 0.2%
Elizabeth Arden, Inc.* (a)	4,115	58,680
Inter Parfums, Inc.	3,085	104,674
Medifast, Inc.*	1,930	62,377
Natural Health Trends Corp.	1,400	58,044
Nature's Sunshine Products, Inc.	2,076	28,545
Nutraceutical International Corp.*	1,265	31,296
Revlon, Inc. "A"*	1,879	68,978
Synutra International, Inc.* (a)	3,372	24,110
USANA Health Sciences, Inc.*	994	135,840
		572,544
Tobacco 0.2%
Universal Corp. (a)	3,923	224,866
Vector Group Ltd. (a)	14,074	330,176
		555,042
Energy 3.8%
Energy Equipment & Services 1.3%
Atwood Oceanics, Inc.	11,495	303,928
Basic Energy Services, Inc.*	7,622	57,546
Bristow Group, Inc.	6,012	320,440
C&J Energy Services Ltd.*	10,040	132,528
CARBO Ceramics, Inc. (a)	3,460	144,040
Era Group, Inc.*	3,545	72,602
Exterran Holdings, Inc.	11,962	390,559
FMSA Holdings, Inc.* (a)	11,384	93,235
Forum Energy Technologies, Inc.*	10,121	205,254
Geospace Technologies Corp.*	2,061	47,506
GulfMark Offshore, Inc. "A" (a)	4,402	51,063
Helix Energy Solutions Group, Inc.*	18,844	238,000
Hornbeck Offshore Services, Inc.* (a)	5,697	116,959
Independence Contract Drilling, Inc.*	2,527	22,414
ION Geophysical Corp.*	25,155	26,916
Key Energy Services, Inc.*	19,173	34,511
Matrix Service Co.*	4,628	84,600
McDermott International, Inc.* (a)	41,964	224,088
Natural Gas Services Group*	1,904	43,449
	Shares	Value ($)

Newpark Resources, Inc.*	14,535	118,169
Nordic American Offshore Ltd.*	3,090	25,153
North Atlantic Drilling Ltd.	13,885	16,523
Oil States International, Inc.*	9,188	342,069
Parker Drilling Co.*	20,129	66,828
PHI, Inc. (Non Voting)*	2,151	64,573
Pioneer Energy Services Corp.*	10,246	64,960
RigNet, Inc.*	2,075	63,433
SEACOR Holdings, Inc.* (a)	3,263	231,477
Seventy Seven Energy, Inc.*	10,009	42,939
Tesco Corp.	6,328	68,975
TETRA Technologies, Inc.*	13,681	87,285
Tidewater, Inc.	8,367	190,182
U.S. Silica Holdings, Inc. (a)	9,492	278,685
Unit Corp.*	8,988	243,755
		4,514,644
Oil, Gas & Consumable Fuels 2.5%
Abraxas Petroleum Corp.*	15,588	45,985
Adams Resources & Energy, Inc.	426	19,000
Alon U.S.A. Energy, Inc.	5,265	99,509
Approach Resources, Inc.* (a)	5,691	38,983
Ardmore Shipping Corp.	2,975	36,027
Bill Barrett Corp.*	8,775	75,377
Bonanza Creek Energy, Inc.*	8,828	161,111
Callon Petroleum Co.*	11,405	94,890
Carrizo Oil & Gas, Inc.*	8,948	440,600
Clayton Williams Energy, Inc.*	976	64,172
Clean Energy Fuels Corp.* (a)	11,774	66,170
Cloud Peak Energy, Inc.*	10,946	51,008
Contango Oil & Gas Co.*	3,102	38,062
Delek U.S. Holdings, Inc.	9,850	362,677
DHT Holdings, Inc.	16,771	130,311
Dorian LPG Ltd.*	4,452	74,259
Earthstone Energy, Inc.*	367	7,168
Eclipse Resources Corp.* (a)	8,545	44,947
Energy Fuels, Inc.*	7,779	34,617
Energy XXI Ltd. (a)	14,531	38,217
Erin Energy Corp.*	2,469	9,654
Evolution Petroleum Corp.	4,814	31,724
EXCO Resources, Inc. (a)	29,546	34,864
Frontline Ltd.* (a)	19,207	46,865
GasLog Ltd.	7,402	147,670
Gastar Exploration, Inc.*	12,625	39,011
Green Plains, Inc.	6,505	179,213
Halcon Resources Corp.* (a)	61,299	71,107
Hallador Energy Co.	2,017	16,822
Isramco, Inc.*	166	22,911
Jones Energy, Inc. "A"*	5,159	46,689
Magnum Hunter Resources Corp.* (a)	36,013	67,344
Matador Resources Co.*	12,692	317,300
Navios Maritime Acquisition Corp.	12,658	45,442
Nordic American Tankers Ltd. (a)	15,494	220,480
Northern Oil & Gas, Inc.* (a)	10,190	68,986
Oasis Petroleum, Inc.*	24,704	391,558
Pacific Ethanol, Inc.* (a)	3,663	37,802
Panhandle Oil & Gas, Inc. "A"	2,810	58,139
Par Petroleum Corp.*	2,849	53,333
Parsley Energy, Inc. "A"*	14,552	253,496
PDC Energy, Inc.*	6,958	373,227
Peabody Energy Corp.	49,326	108,024
Penn Virginia Corp.* (a)	11,638	50,974
Renewable Energy Group, Inc.*	7,387	85,394
	Shares	Value ($)

REX American Resources Corp.*	1,142	72,677
Rex Energy Corp.* (a)	7,076	39,555
Ring Energy, Inc.*	3,702	41,425
Rosetta Resources, Inc.*	13,134	303,921
RSP Permian, Inc.*	9,715	273,089
Sanchez Energy Corp.* (a)	9,398	92,100
SandRidge Energy, Inc.*	76,899	67,440
Scorpio Tankers, Inc.	31,098	313,779
SemGroup Corp. "A"	7,734	614,698
Ship Finance International Ltd. (a)	10,473	170,919
Solazyme, Inc.* (a)	13,382	42,020
Stone Energy Corp.*	10,331	130,067
Synergy Resources Corp.*	18,084	206,700
Teekay Tankers Ltd. "A"	14,871	98,297
TransAtlantic Petroleum Ltd.* (a)	4,402	22,494
Triangle Petroleum Corp.* (a)	8,316	41,746
Ultra Petroleum Corp.*	27,192	340,444
Uranium Energy Corp.*	16,356	26,006
W&T Offshore, Inc. (a)	5,618	30,787
Western Refining, Inc.	12,436	542,458
Westmoreland Coal Co.*	3,189	66,267
		8,238,008
Financials 23.8%
Banks 8.4%
1st Source Corp.	2,506	85,505
Access National Corp.	1,297	25,214
American National Bankshares, Inc.	1,484	35,334
Ameris Bancorp.	5,426	137,224
Ames National Corp.	1,604	40,260
Arrow Financial Corp.	1,955	52,844
Banc of California, Inc.	6,455	88,756
BancFirst Corp.	1,307	85,543
Banco Latinoamericano de Comercio Exterior SA "E"	5,353	172,260
BancorpSouth, Inc.	16,914	435,705
Bank of Marin Bancorp.	1,118	56,873
Bank of the Ozarks, Inc.	13,518	618,449
Banner Corp.	3,735	179,019
Bar Harbor Bankshares	1,063	37,662
BBCN Bancorp., Inc.	14,008	207,178
Berkshire Hills Bancorp., Inc.	5,134	146,216
Blue Hills Bancorp., Inc.*	4,596	64,344
BNC Bancorp.	4,050	78,287
Boston Private Financial Holdings, Inc.	14,893	199,715
Bridge Bancorp., Inc.	1,833	48,923
Bridge Capital Holdings*	1,568	46,726
Bryn Mawr Bank Corp.	3,235	97,568
BSB Bancorp., Inc.*	1,447	31,993
C1 Financial, Inc.*	859	16,647
Camden National Corp.	1,136	43,963
Capital Bank Financial Corp. "A"*	3,991	116,018
Capital City Bank Group, Inc.	2,067	31,563
Cardinal Financial Corp.	5,442	118,581
Cascade Bancorp.*	4,051	20,984
Cathay General Bancorp.	14,060	456,247
Centerstate Banks, Inc.	7,752	104,730
Central Pacific Financial Corp.	3,516	83,505
Century Bancorp., Inc. "A"	692	28,137
Chemical Financial Corp.	6,024	199,153
Citizens & Northern Corp.	2,084	42,826
City Holding Co. (a)	2,582	127,164
CNB Financial Corp.	2,436	44,822
	Shares	Value ($)

CoBiz Financial, Inc.	6,209	81,152
Columbia Banking System, Inc.	10,262	333,926
Community Bank System, Inc. (a)	7,298	275,645
Community Trust Bancorp., Inc.	2,597	90,557
CommunityOne Bancorp.*	2,174	23,414
ConnectOne Bancorp., Inc.	5,099	109,781
CU Bancorp.*	2,984	66,125
Customers Bancorp., Inc.*	4,762	128,050
CVB Financial Corp.	18,924	333,252
Eagle Bancorp., Inc.*	5,146	226,218
Enterprise Bancorp., Inc.	1,414	33,144
Enterprise Financial Services Corp.	3,318	75,551
Farmers Capital Bank Corp.*	1,334	37,926
FCB Financial Holdings, Inc. "A"*	4,806	152,831
Fidelity Southern Corp.	2,518	43,914
Financial Institutions, Inc.	2,275	56,511
First BanCorp.*	20,659	99,576
First BanCorp. — North Carolina	3,186	53,142
First Bancorp., Inc.	1,889	36,722
First Busey Corp.	12,116	79,602
First Business Financial Services, Inc.	766	35,910
First Citizens BancShares, Inc. "A" (a)	1,333	350,632
First Commonwealth Financial Corp.	14,514	139,189
First Community Bancshares, Inc.	2,807	51,144
First Connecticut Bancorp, Inc.	2,696	42,786
First Financial Bancorp.	10,982	197,017
First Financial Bankshares, Inc. (a)	11,257	389,943
First Financial Corp. — Indiana	1,821	65,119
First Interstate BancSystem, Inc. "A"	3,310	91,819
First Merchants Corp.	6,357	157,018
First Midwest Bancorp., Inc.	13,681	259,529
First NBC Bank Holding Co.*	2,787	100,332
First of Long Island Corp.	2,060	57,103
FirstMerit Corp. (a)	28,758	599,029
Flushing Financial Corp.	5,048	106,059
FNB Corp.	30,688	439,452
Franklin Financial Network, Inc.*	971	22,275
Fulton Financial Corp.	31,406	410,162
German American Bancorp., Inc.	2,180	64,201
Glacier Bancorp., Inc.	13,252	389,874
Great Southern Bancorp., Inc.	1,746	73,576
Great Western Bancorp., Inc.	7,145	172,266
Green Bancorp., Inc.*	1,815	27,878
Guaranty Bancorp.	2,439	40,268
Hampton Roads Bankshares, Inc.*	6,596	13,720
Hancock Holding Co.	13,568	432,955
Hanmi Financial Corp.	5,683	141,166
Heartland Financial U.S.A., Inc.	3,174	118,136
Heritage Commerce Corp.	3,392	32,597
Heritage Financial Corp.	5,080	90,780
Heritage Oaks Bancorp.	4,274	33,636
Hilltop Holdings, Inc.*	13,235	318,831
Home Bancshares, Inc.	9,895	361,761
HomeTrust Bancshares, Inc.*	3,312	55,509
Horizon Bancorp.	1,518	37,889
Hudson Valley Holding Corp.	2,438	68,776
IBERIABANK Corp.	6,779	462,531
Independent Bank Corp. (a)	4,487	210,395
Independent Bank Corp.	3,584	48,599
Independent Bank Group, Inc.	1,665	71,429
	Shares	Value ($)

International Bancshares Corp.	9,585	257,549
Investors Bancorp., Inc.	59,437	731,075
Lakeland Bancorp., Inc.	6,340	75,383
Lakeland Financial Corp.	2,880	124,906
LegacyTexas Financial Group, Inc.	8,297	250,569
MainSource Financial Group, Inc.	3,743	82,159
MB Financial, Inc.	13,349	459,740
Mercantile Bank Corp.	2,728	58,407
Merchants Bancshares, Inc.	832	27,514
Metro Bancorp., Inc.	2,114	55,260
MidWestOne Financial Group, Inc.	1,240	40,821
National Bank Holdings Corp. "A"	6,045	125,917
National Bankshares, Inc.	1,314	38,448
National Commerce Corp.*	1,071	27,632
National Penn Bancshares, Inc.	24,517	276,552
NBT Bancorp., Inc.	7,806	204,283
NewBridge Bancorp.	5,947	53,107
OFG Bancorp.	8,134	86,790
Old National Bancorp.	20,792	300,652
Old Second Bancorp., Inc.*	5,261	34,723
Opus Bank	1,850	66,933
Pacific Continental Corp.	3,501	47,369
Pacific Premier Bancorp., Inc.*	3,842	65,160
Palmetto Bancshares, Inc.	879	17,378
Park National Corp. (a)	2,289	199,990
Park Sterling Corp.	7,810	56,232
Peapack-Gladstone Financial Corp.	2,759	61,305
Penns Woods Bancorp., Inc.	795	35,052
Peoples Bancorp., Inc.	3,273	76,392
Peoples Financial Services Corp.	1,180	46,740
Pinnacle Financial Partners, Inc.	6,178	335,898
Preferred Bank	1,875	56,344
PrivateBancorp., Inc.	13,788	549,038
Prosperity Bancshares, Inc.	12,069	696,864
QCR Holdings, Inc.	2,086	45,391
Renasant Corp. (a)	5,607	182,788
Republic Bancorp., Inc. "A"	1,507	38,730
S&T Bancorp., Inc.	5,902	174,640
Sandy Spring Bancorp., Inc.	4,467	124,987
Seacoast Banking Corp. of Florida*	3,938	62,220
ServisFirst Bancshares, Inc.	3,960	148,777
Sierra Bancorp.	2,278	39,432
Simmons First National Corp. "A"	5,197	242,596
South State Corp.	4,296	326,453
Southside Bancshares, Inc. (a)	4,489	131,213
Southwest Bancorp., Inc.	3,118	58,026
Square 1 Financial, Inc. "A"*	2,999	82,023
State Bank Financial Corp. (a)	6,349	137,773
Sterling Bancorp.	15,856	233,083
Stock Yards Bancorp., Inc.	2,510	94,853
Stonegate Bank	1,771	52,546
Suffolk Bancorp.	1,961	50,319
Sun Bancorp, Inc.*	1,709	32,898
Susquehanna Bancshares, Inc.	31,097	439,090
Talmer Bancorp., Inc. "A"	9,418	157,752
Texas Capital Bancshares, Inc.*	7,949	494,746
The Bancorp., Inc.*	5,323	49,397
Tompkins Financial Corp.	2,688	144,399
TowneBank (a)	8,079	131,607
TriCo Bancshares	4,001	96,224
Tristate Capital Holdings, Inc.*	3,380	43,703
Triumph Bancorp., Inc.*	2,646	34,795
Trustmark Corp. (a)	11,884	296,862
	Shares	Value ($)

UMB Financial Corp.	6,869	391,670
Umpqua Holdings Corp.	38,359	690,078
Union Bankshares Corp.	8,010	186,152
United Bankshares, Inc. (a)	12,023	483,685
United Community Banks, Inc.	8,899	185,722
Univest Corp. of Pennsylvania	3,495	71,158
Valley National Bancorp.	40,648	419,081
Washington Trust Bancorp., Inc.	2,495	98,503
Webster Financial Corp.	15,674	619,907
WesBanco, Inc.	6,557	223,069
West Bancorp.	2,509	49,779
Westamerica Bancorp. (a)	4,562	231,065
Western Alliance Bancorp.*	13,575	458,292
Wilshire Bancorp., Inc.	12,698	160,376
Wintrust Financial Corp. (a)	8,301	443,107
Yadkin Financial Corp.*	4,238	88,786
		28,094,203
Capital Markets 1.5%
Arlington Asset Investment Corp. "A"	4,146	81,096
Ashford, Inc.*	156	13,614
BGC Partners, Inc. "A"	31,676	277,165
Calamos Asset Management, Inc. "A"	3,223	39,482
CIFC Corp.	1,053	8,350
Cohen & Steers, Inc.	3,573	121,768
Cowen Group, Inc. "A"* (a)	20,246	129,574
Diamond Hill Investment Group	519	103,624
Evercore Partners, Inc. "A"	5,907	318,742
Fifth Street Asset Management, Inc.	1,129	11,606
Financial Engines, Inc. (a)	8,933	379,474
GAMCO Investors, Inc. "A"	1,136	78,055
Greenhill & Co., Inc.	5,183	214,213
HFF, Inc. "A"	6,558	273,665
INTL. FCStone, Inc.*	2,479	82,402
Investment Technology Group, Inc.	5,731	142,129
Janus Capital Group, Inc. (a)	25,511	436,748
KCG Holdings, Inc. "A"*	7,700	94,941
Ladenburg Thalmann Financial Services, Inc.*	18,811	65,839
Medley Management, Inc. "A"	1,036	12,266
Moelis & Co. "A"	3,130	89,862
OM Asset Management PLC	4,057	72,174
Oppenheimer Holdings, Inc. "A"	1,938	50,931
Piper Jaffray Companies, Inc.*	2,820	123,065
Pzena Investment Management, Inc. "A"	2,098	23,183
RCS Capital Corp. "A" (a)	8,750	67,025
Safeguard Scientifics, Inc.*	3,379	65,755
Stifel Financial Corp.*	11,737	677,694
Virtu Financial, Inc. "A"*	3,384	79,456
Virtus Investment Partners, Inc.	1,179	155,923
Walter Investment Management Corp.* (a)	6,552	149,844
Westwood Holdings Group, Inc.	1,379	82,147
WisdomTree Investments, Inc. (a)	19,576	429,987
ZAIS Group Holdings, Inc.*	684	7,456
		4,959,255
Consumer Finance 0.5%
Cash America International, Inc. (a)	4,767	124,848
Encore Capital Group, Inc.* (a)	4,492	191,988
Enova International, Inc.*	4,522	84,471
EZCORP, Inc. "A"* (a)	9,055	67,279
First Cash Financial Services, Inc.*	5,007	228,269
	Shares	Value ($)

Green Dot Corp. "A"*	8,143	155,694
JG Wentworth Co. "A"*	2,289	21,059
Nelnet, Inc. "A"	4,103	177,701
PRA Group, Inc.* (a)	8,333	519,229
Regional Management Corp.*	2,079	37,131
World Acceptance Corp.* (a)	1,271	78,179
		1,685,848
Diversified Financial Services 0.4%
FNFV Group*	14,187	218,196
Gain Capital Holdings, Inc.	5,734	54,817
MarketAxess Holdings, Inc.	6,471	600,315
Marlin Business Services Corp.	1,665	28,105
NewStar Financial, Inc.*	3,707	40,777
On Deck Capital, Inc.* (a)	2,133	24,700
PHH Corp.*	8,404	218,756
PICO Holdings, Inc.*	3,641	53,595
Resource America, Inc. "A"	2,632	22,135
Tiptree Financial, Inc. "A", (REIT)	5,323	38,592
		1,299,988
Insurance 2.3%
Ambac Financial Group, Inc.*	7,976	132,721
American Equity Investment Life Holding Co.	13,518	364,716
AMERISAFE, Inc.	3,418	160,851
Argo Group International Holdings Ltd.	4,836	269,365
Atlas Financial Holdings, Inc.*	1,583	31,391
Baldwin & Lyons, Inc. "B"	1,538	35,405
Citizens, Inc.* (a)	7,926	59,128
CNO Financial Group, Inc.	33,811	620,432
Crawford & Co. "B"	4,738	39,941
Donegal Group, Inc. "A"	1,585	24,140
eHealth, Inc.*	3,392	43,044
EMC Insurance Group, Inc.	1,473	36,928
Employers Holdings, Inc.	5,630	128,251
Enstar Group Ltd.*	1,581	244,976
FBL Financial Group, Inc. "A"	1,720	99,278
Federated National Holding Co.	2,443	59,121
Fidelity & Guaranty Life	1,690	39,935
First American Financial Corp.	18,402	684,738
Global Indemnity PLC*	1,200	33,696
Greenlight Capital Re Ltd. "A"*	5,075	148,038
Hallmark Financial Services, Inc.*	2,633	29,964
HCI Group, Inc.	1,341	59,286
Heritage Insurance Holdings, Inc.*	4,381	100,719
Horace Mann Educators Corp.	7,294	265,356
Independence Holding Co.	1,493	19,693
Infinity Property & Casualty Corp.	2,031	154,031
James River Group Holdings Ltd.	2,040	52,775
Kansas City Life Insurance Co.	472	21,575
Kemper Corp.	7,572	291,901
Maiden Holdings Ltd.	8,910	140,600
MBIA, Inc.*	27,704	166,501
Meadowbrook Insurance Group, Inc.	7,959	68,447
Montpelier Re Holdings Ltd.	6,186	244,347
National General Holdings Corp.	6,434	134,020
National Interstate Corp.	1,337	36,527
National Western Life Insurance Co. "A"	405	96,993
Navigators Group, Inc.*	1,888	146,433
OneBeacon Insurance Group Ltd. "A"	3,588	52,062
Patriot National, Inc.*	1,542	24,672
	Shares	Value ($)

Primerica, Inc.	8,924	407,738
RLI Corp.	7,568	388,919
Safety Insurance Group, Inc.	2,677	154,490
Selective Insurance Group, Inc.	9,883	277,218
State Auto Financial Corp.	2,413	57,791
State National Companies, Inc.	5,563	60,247
Stewart Information Services Corp.	4,099	163,140
Symetra Financial Corp.	12,936	312,663
Third Point Reinsurance Ltd.*	14,943	220,409
United Fire Group, Inc.	3,492	114,398
United Insurance Holdings Corp.	2,919	45,361
Universal Insurance Holdings, Inc.	5,655	136,851
		7,701,222
Real Estate Investment Trusts 8.3%
Acadia Realty Trust (REIT)	11,904	346,525
AG Mortgage Investment Trust, Inc. (REIT)	4,619	79,816
Agree Realty Corp. (REIT)	3,222	93,986
Alexander's, Inc. (REIT)	376	154,160
Altisource Residential Corp. (REIT)	10,316	173,825
American Assets Trust, Inc. (REIT)	6,538	256,355
American Capital Mortgage Investment Corp. (REIT)	8,680	138,793
American Residential Properties, Inc. (REIT)*	5,662	104,747
Anworth Mortgage Asset Corp. (REIT)	17,370	85,634
Apollo Commercial Real Estate Finance, Inc. (REIT)	9,965	163,725
Apollo Residential Mortgage, Inc. (REIT)	5,119	75,198
Ares Commercial Real Estate Corp. (REIT)	4,341	49,444
Armada Hoffler Properties, Inc. (REIT)	4,386	43,816
ARMOUR Residential REIT, Inc. (REIT)	60,751	170,710
Ashford Hospitality Prime, Inc. (REIT)	4,360	65,487
Ashford Hospitality Trust (REIT)	14,688	124,261
Associated Estates Realty Corp. (REIT)	9,874	282,693
Bluerock Residential Growth REIT, Inc. (REIT)	3,336	42,234
Campus Crest Communities, Inc. (REIT)	11,080	61,383
Capstead Mortgage Corp. (REIT) (a)	16,405	182,096
CareTrust REIT, Inc. (REIT)	5,752	72,878
CatchMark Timber Trust, Inc. "A", (REIT)	6,992	80,897
Cedar Realty Trust, Inc. (REIT)	15,419	98,682
Chambers Street Properties (REIT)	40,644	323,120
Chatham Lodging Trust (REIT)	6,599	174,676
Chesapeake Lodging Trust (REIT)	10,372	316,139
Colony Capital, Inc. "A", (REIT)	19,461	440,792
CorEnergy Infrastructure Trust, Inc. (REIT) (a)	8,306	52,494
Coresite Realty Corp. (REIT)	4,316	196,119
Cousins Properties, Inc. (REIT)	37,727	391,606
CubeSmart (REIT)	28,717	665,086
CyrusOne, Inc. (REIT)	9,292	273,649
CYS Investments, Inc. (REIT) (a)	27,207	210,310
DCT Industrial Trust, Inc. (REIT)	15,179	477,228
DiamondRock Hospitality Co. (REIT)	34,590	443,098
DuPont Fabros Technology, Inc. (REIT) (a)	10,845	319,385
	Shares	Value ($)

Dynex Capital, Inc. (REIT)	8,842	67,376
Easterly Government Properties, Inc. (REIT)	2,559	40,739
EastGroup Properties, Inc. (REIT)	5,751	323,379
Education Realty Trust, Inc. (REIT)	8,236	258,281
EPR Properties (REIT)	9,824	538,159
Equity One, Inc. (REIT)	12,689	296,161
Excel Trust, Inc. (REIT)	11,361	179,163
FelCor Lodging Trust, Inc. (REIT)	24,973	246,733
First Industrial Realty Trust, Inc. (REIT)	19,319	361,845
First Potomac Realty Trust (REIT)	10,150	104,545
Franklin Street Properties Corp. (REIT)	16,211	183,346
Getty Realty Corp. (REIT)	4,173	68,270
Gladstone Commercial Corp. (REIT)	3,674	60,841
Government Properties Income Trust (REIT) (a)	12,374	229,538
Gramercy Property Trust, Inc. (REIT)	9,933	232,134
Great Ajax Corp. (REIT)	792	11,231
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	5,690	114,085
Hatteras Financial Corp. (REIT)	16,269	265,185
Healthcare Realty Trust, Inc. (REIT)	17,443	405,724
Hersha Hospitality Trust (REIT)	8,518	218,395
Highwoods Properties, Inc. (REIT) (a)	16,071	642,036
Hudson Pacific Properties, Inc. (REIT)	12,966	367,845
Independence Realty Trust, Inc. (REIT)	4,350	32,756
InfraREIT, Inc. (REIT)*	3,888	110,264
Inland Real Estate Corp. (REIT)	15,780	148,648
Invesco Mortgage Capital (REIT)	20,905	299,360
Investors Real Estate Trust (REIT) (a)	21,772	155,452
iStar Financial, Inc. (REIT)*	15,004	199,853
Kite Realty Group Trust (REIT)	14,808	362,352
LaSalle Hotel Properties (REIT)	19,367	686,754
Lexington Realty Trust (REIT)	35,780	303,414
LTC Properties, Inc. (REIT)	6,362	264,659
Mack-Cali Realty Corp. (REIT)	15,575	287,047
Medical Properties Trust, Inc. (REIT)	36,331	476,299
Monmouth Real Estate Investment Corp. (REIT)	10,262	99,747
Monogram Residential Trust, Inc. (REIT)	29,513	266,207
National Health Investors, Inc. (REIT)	6,402	398,845
National Storage Affiliates Trust (REIT)	4,073	50,505
New Residential Investment Corp. (REIT)	34,509	525,917
New Senior Investment Group, Inc. (REIT)	11,790	157,632
New York Mortgage Trust, Inc. (REIT) (a)	19,004	142,150
New York REIT, Inc. (REIT)	28,356	282,142
NexPoint Residential Trust, Inc. (REIT)	3,367	45,219
One Liberty Properties, Inc. (REIT)	1,910	40,645
Orchid Island Capital, Inc. (REIT)	3,263	36,578
Parkway Properties, Inc. (REIT)	15,023	262,001
Pebblebrook Hotel Trust (REIT)	12,369	530,383
Pennsylvania Real Estate Investment Trust (REIT)	11,999	256,059
	Shares	Value ($)

PennyMac Mortgage Investment Trust (REIT)	12,857	224,098
Physicians Realty Trust (REIT)	12,109	185,994
Potlatch Corp. (REIT)	7,002	247,311
Preferred Apartment Communities, Inc. "A" (REIT)	3,939	39,193
PS Business Parks, Inc. (REIT)	3,376	243,578
QTS Realty Trust, Inc. "A", (REIT)	4,262	155,350
RAIT Financial Trust (REIT)	14,645	89,481
Ramco-Gershenson Properties Trust (REIT)	13,629	222,425
Redwood Trust, Inc. (REIT) (a)	14,766	231,826
Resource Capital Corp. (REIT)	23,181	89,711
Retail Opportunity Investments Corp. (REIT)	16,390	256,012
Rexford Industrial Realty, Inc. (REIT)	9,456	137,869
RLJ Lodging Trust (REIT)	22,622	673,683
Rouse Properties, Inc. (REIT) (a)	6,307	103,119
Ryman Hospitality Properties, Inc. (REIT)	7,417	393,917
Sabra Health Care REIT, Inc. (REIT)	10,321	265,663
Saul Centers, Inc. (REIT)	1,620	79,688
Select Income REIT (REIT)	10,871	224,377
Silver Bay Realty Trust Corp. (REIT)	6,125	99,776
Sovran Self Storage, Inc. (REIT)	6,164	535,713
STAG Industrial, Inc. (REIT)	11,326	226,520
Starwood Waypoint Residential Trust (REIT)	6,767	160,784
STORE Capital Corp. (REIT)	5,759	115,756
Strategic Hotels & Resorts, Inc. (REIT)*	47,219	572,294
Summit Hotel Properties, Inc. (REIT)	15,637	203,437
Sun Communities, Inc. (REIT)	8,105	501,132
Sunstone Hotel Investors, Inc. (REIT)	35,471	532,420
Terreno Realty Corp. (REIT)	7,592	149,562
The Geo Group, Inc. (REIT)	12,965	442,884
Trade Street Residential, Inc. (REIT) (a)	3,615	24,076
UMH Properties, Inc. (REIT)	3,746	36,711
United Development Funding IV (REIT) (a)	5,436	95,021
Universal Health Realty Income Trust (REIT)	2,099	97,520
Urban Edge Properties (REIT)	15,746	327,359
Urstadt Biddle Properties "A", (REIT)	4,917	91,850
Washington Real Estate Investment Trust (REIT)	11,818	306,677
Western Asset Mortgage Capital Corp. (REIT) (a)	6,926	102,297
Whitestone REIT (REIT)	4,364	56,819
Xenia Hotels & Resorts, Inc. (REIT)	19,814	430,756
		27,839,605
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc. (a)	8,561	337,303
Altisource Asset Management Corp.*	127	18,325
Altisource Portfolio Solutions SA*	2,429	74,789
AV Homes, Inc.*	2,197	31,571
Consolidated-Tomoka Land Co.	632	36,428
Forestar Group, Inc.*	5,540	72,906
FRP Holdings, Inc.*	1,282	41,575
Kennedy-Wilson Holdings, Inc.	16,164	397,473
	Shares	Value ($)

Marcus & Millichap, Inc.*	2,306	106,399
RE/MAX Holdings, Inc. "A"	1,929	68,499
Tejon Ranch Co.*	2,166	55,688
The St. Joe Co.* (a)	11,962	185,770
		1,426,726
Thrifts & Mortgage Finance 2.0%
Anchor BanCorp. Wisconsin, Inc.*	1,359	51,615
Astoria Financial Corp.	15,801	217,896
Bank Mutual Corp.	7,662	58,768
BankFinancial Corp.	3,028	35,670
BBX Capital Corp. "A"*	181	2,939
Bear State Financial, Inc.*	2,356	22,005
Beneficial Bancorp., Inc.*	14,292	178,507
BofI Holding, Inc.* (a)	2,728	288,377
Brookline Bancorp., Inc.	12,464	140,719
Capitol Federal Financial, Inc.	24,174	291,055
Charter Financial Corp.	3,188	39,563
Clifton Bancorp., Inc.	4,263	59,639
Dime Community Bancshares	5,315	90,036
Essent Group Ltd.*	9,868	269,890
EverBank Financial Corp.	17,219	338,353
Federal Agricultural Mortgage Corp. "C"	1,649	47,920
First Defiance Financial Corp.	1,516	56,896
Flagstar Bancorp., Inc.*	3,328	61,501
Fox Chase Bancorp.	1,932	32,689
Heritage Financial Group, Inc.	1,678	50,642
Hingham Institution for Savings	235	27,051
HomeStreet, Inc.*	3,839	87,606
Impac Mortgage Holdings, Inc.*	1,531	29,303
Kearny Financial Corp.*	16,631	185,602
Ladder Capital Corp. (REIT)	7,073	122,717
LendingTree, Inc.*	962	75,623
Meridian Bancorp., Inc.*	9,381	125,799
Meta Financial Group, Inc.	1,220	52,362
MGIC Investment Corp.* (a)	58,626	667,164
Nationstar Mortgage Holdings, Inc.*	6,971	117,113
NMI Holdings, Inc. "A"*	8,244	66,117
Northfield Bancorp., Inc.	8,034	120,912
Northwest Bancshares, Inc.	16,833	215,799
OceanFirst Financial Corp.	2,213	41,272
Ocwen Financial Corp.*	19,063	194,443
Oritani Financial Corp.	7,504	120,439
PennyMac Financial Services, Inc. "A"*	2,161	39,157
Provident Financial Services, Inc.	11,658	221,385
Radian Group, Inc.	33,046	619,943
Stonegate Mortgage Corp.*	2,784	28,035
Territorial Bancorp., Inc.	1,405	34,085
TrustCo Bank Corp.	16,951	119,166
United Community Financial Corp.	8,295	44,378
United Financial Bancorp., Inc.	7,783	104,681
Walker & Dunlop, Inc.*	4,254	113,752
Washington Federal, Inc.	16,614	387,937
Waterstone Financial, Inc.	4,904	64,733
WSFS Financial Corp.	4,700	128,545
		6,489,799
Health Care 15.9%
Biotechnology 6.7%
Abeona Therapeutics, Inc.*	1,841	9,315
ACADIA Pharmaceuticals, Inc.* (a)	13,867	580,750
Acceleron Pharma, Inc.*	3,858	122,067
Achillion Pharmaceuticals, Inc.*	21,129	187,203
	Shares	Value ($)

Acorda Therapeutics, Inc.*	7,523	250,742
Adamas Pharmaceuticals, Inc.*	1,850	48,507
Aduro Biotech, Inc.*	1,484	45,010
Advaxis, Inc.*	5,379	109,355
Aegerion Pharmaceuticals, Inc.*	4,462	84,644
Affimed NV*	2,720	36,638
Agenus, Inc.*	12,914	111,448
Akebia Therapeutics, Inc.*	4,334	44,597
Alder Biopharmaceuticals, Inc.*	3,653	193,499
AMAG Pharmaceuticals, Inc.* (a)	5,419	374,236
Amicus Therapeutics, Inc.*	17,121	242,262
Anacor Pharmaceuticals, Inc.*	7,158	554,244
Anthera Pharmaceuticals, Inc.*	6,362	54,840
Applied Genetic Technologies Corp/DE*	1,565	24,007
Ardelyx, Inc.*	2,125	33,936
Arena Pharmaceuticals, Inc.* (a)	42,974	199,399
ARIAD Pharmaceuticals, Inc.* (a)	29,751	246,041
Array BioPharma, Inc.* (a)	25,045	180,574
Arrowhead Research Corp.* (a)	10,093	72,165
Asterias Biotherapeutics, Inc.*	1,860	8,556
Atara Biotherapeutics, Inc.*	2,571	135,646
aTyr Pharma, Inc.*	1,075	19,909
Avalanche Biotechnologies, Inc.*	3,472	56,385
Bellicum Pharmaceuticals, Inc.*	1,567	33,330
BioCryst Pharmaceuticals, Inc.* (a)	12,808	191,223
BioSpecifics Technologies Corp.*	878	45,305
BioTime, Inc.*	8,475	30,764
Blueprint Medicines Corp.*	1,666	44,132
Calithera Biosciences, Inc.*	2,284	16,308
Cara Therapeutics, Inc.*	2,985	36,268
Catalyst Pharmaceuticals, Inc.*	13,383	55,272
Celldex Therapeutics, Inc.* (a)	17,173	433,103
Cellular Biomedicine Group, Inc.*	1,746	65,492
Cepheid, Inc.* (a)	12,492	763,886
ChemoCentryx, Inc.*	4,622	38,039
Chimerix, Inc.*	7,225	333,795
Cidara Therapeutics, Inc.*	867	12,155
Clovis Oncology, Inc.* (a)	4,279	376,039
Coherus Biosciences, Inc.*	4,185	120,947
Concert Pharmaceuticals, Inc.*	2,736	40,739
CorMedix, Inc.*	5,513	21,390
CTI BioPharma Corp.* (a)	29,597	57,714
Curis, Inc.*	19,756	65,392
Cytokinetics, Inc.*	5,669	38,096
CytRx Corp.*	9,139	33,997
Dicerna Pharmaceuticals, Inc.*	2,685	37,456
Dyax Corp.*	25,384	672,676
Dynavax Technologies Corp.* (a)	5,049	118,273
Eagle Pharmaceuticals, Inc.*	1,523	123,150
Emergent Biosolutions, Inc.*	5,354	176,414
Enanta Pharmaceuticals, Inc.* (a)	2,846	128,042
Epizyme, Inc.*	5,158	123,792
Esperion Therapeutics, Inc.*	2,329	190,419
Exact Sciences Corp.* (a)	15,542	462,219
Exelixis, Inc.* (a)	32,614	122,629
Fibrocell Science, Inc.*	4,371	23,035
FibroGen, Inc.*	8,494	199,609
Five Prime Therapeutics, Inc.*	3,821	94,914
Flexion Therapeutics, Inc.*	2,472	54,112
Foundation Medicine, Inc.* (a)	2,119	71,707
Galena Biopharma, Inc.* (a)	28,746	48,868
Genocea Biosciences, Inc.*	3,304	45,364
	Shares	Value ($)

Genomic Health, Inc.* (a)	3,250	90,318
Geron Corp.* (a)	28,015	119,904
Halozyme Therapeutics, Inc.* (a)	18,974	428,433
Heron Therapeutics, Inc.*	4,047	126,105
Idera Pharmaceuticals, Inc.* (a)	15,942	59,145
Ignyta, Inc.*	3,262	49,224
Immune Design Corp.*	2,012	41,548
ImmunoGen, Inc.* (a)	15,296	219,956
Immunomedics, Inc.* (a)	17,145	69,609
Infinity Pharmaceuticals, Inc.*	8,400	91,980
Inovio Pharmaceuticals, Inc.* (a)	12,555	102,449
Insmed, Inc.*	10,925	266,788
Insys Therapeutics, Inc.* (a)	4,016	144,255
Invitae Corp.*	1,354	20,148
Ironwood Pharmaceuticals, Inc.*	22,109	266,635
Karyopharm Therapeutics, Inc.* (a)	4,102	111,615
Keryx Biopharmaceuticals, Inc.* (a)	18,036	179,999
Kite Pharma, Inc.* (a)	5,118	312,044
KYTHERA Biopharmaceuticals, Inc.*	4,515	340,025
La Jolla Pharmaceutical Co.*	2,052	50,295
Lexicon Pharmaceuticals, Inc.* (a)	7,392	59,506
Ligand Pharmaceuticals, Inc.* (a)	3,034	306,131
Lion Biotechnologies, Inc.*	7,994	73,305
Loxo Oncology, Inc.*	1,384	24,954
MacroGenics, Inc.*	4,995	189,660
MannKind Corp.* (a)	42,928	244,260
Medgenics, Inc.*	2,995	18,359
Merrimack Pharmaceuticals, Inc.* (a)	19,372	239,535
MiMedx Group, Inc.* (a)	19,287	223,536
Mirati Therapeutics, Inc.*	1,770	55,702
Momenta Pharmaceuticals, Inc.*	10,848	247,443
Myriad Genetics, Inc.*	12,326	418,961
Navidea Biopharmaceuticals, Inc.* (a)	25,064	40,353
Neurocrine Biosciences, Inc.* (a)	14,904	711,815
NewLink Genetics Corp.* (a)	3,761	166,499
Northwest Biotherapeutics, Inc.* (a)	8,327	82,687
Novavax, Inc.* (a)	46,726	520,528
Ocata Therapeutics, Inc.*	6,345	33,438
OncoMed Pharmaceuticals, Inc.* (a)	3,010	67,725
Oncothyreon, Inc.*	18,166	67,941
Ophthotech Corp.*	4,208	219,068
Orexigen Therapeutics, Inc.* (a)	18,175	89,966
Organovo Holdings, Inc.* (a)	14,486	54,612
Osiris Therapeutics, Inc.* (a)	3,347	65,133
Otonomy, Inc.*	2,623	60,303
OvaScience, Inc.* (a)	4,166	120,522
PDL BioPharma, Inc. (a)	29,503	189,704
Peregrine Pharmaceuticals, Inc.*	34,539	45,246
Pfenex, Inc.*	2,897	56,202
Portola Pharmaceuticals, Inc.*	8,094	368,682
Progenics Pharmaceuticals, Inc.*	12,395	92,467
Proteon Therapeutics, Inc.*	1,372	24,504
Prothena Corp. PLC*	5,456	287,368
PTC Therapeutics, Inc.*	5,876	282,812
Radius Health, Inc.*	5,192	351,498
Raptor Pharmaceutical Corp.* (a)	14,293	225,686
Regulus Therapeutics, Inc.* (a)	5,026	55,085
Repligen Corp.*	5,841	241,058
Retrophin, Inc.*	6,206	205,729
Rigel Pharmaceuticals, Inc.*	16,634	53,395
Sage Therapeutics, Inc.*	2,447	178,631
Sangamo BioSciences, Inc.*	12,531	138,969
	Shares	Value ($)

Sarepta Therapeutics, Inc.* (a)	6,894	209,784
Sorrento Therapeutics, Inc.*	5,039	88,787
Spark Therapeutics, Inc.* (a)	1,388	83,655
Spectrum Pharmaceuticals, Inc.* (a)	11,210	76,676
Stemline Therapeutics, Inc.*	2,793	32,874
Synergy Pharmaceuticals, Inc.*	17,394	144,370
Synta Pharmaceuticals Corp.*	16,200	36,126
T2 Biosystems, Inc.*	1,622	26,325
TESARO, Inc.*	4,131	242,861
TG Therapeutics, Inc.* (a)	6,278	104,152
Threshold Pharmaceuticals, Inc.* (a)	11,801	47,676
Tobira Therapeutics, Inc.*	334	5,762
Tokai Pharmaceuticals, Inc.* (a)	1,692	22,504
Trevena, Inc.*	4,413	27,625
Trovagene, Inc.*	4,344	44,092
Ultragenyx Pharmaceutical, Inc.*	6,371	652,327
Vanda Pharmaceuticals, Inc.* (a)	7,425	94,223
Verastem, Inc.*	5,492	41,410
Versartis, Inc.*	4,002	60,910
Vitae Pharmaceuticals, Inc.*	2,357	33,941
Vital Therapies, Inc.* (a)	2,982	62,920
XBiotech, Inc.*	720	13,018
Xencor, Inc.*	5,059	111,146
XOMA Corp.* (a)	16,323	63,333
Zafgen, Inc.*	2,927	101,362
ZIOPHARM Oncology, Inc.* (a)	20,353	244,236
		22,533,588
Health Care Equipment & Supplies 3.4%
Abaxis, Inc.	3,905	201,029
ABIOMED, Inc.* (a)	7,149	469,904
Accuray, Inc.* (a)	13,539	91,253
Analogic Corp.	2,205	173,975
AngioDynamics, Inc.*	4,343	71,225
Anika Therapeutics, Inc.* (a)	2,565	84,722
Antares Pharma, Inc.* (a)	27,595	57,398
AtriCure, Inc.*	5,140	126,650
Atrion Corp.	252	98,862
Cantel Medical Corp.	6,085	326,582
Cardiovascular Systems, Inc.*	5,453	144,232
Cerus Corp.* (a)	16,416	85,199
CONMED Corp.	4,869	283,717
Corindus Vascular Robotics, Inc.*	4,042	14,187
CryoLife, Inc.	4,545	51,268
Cutera, Inc.*	2,581	39,954
Cyberonics, Inc.*	4,535	269,651
Cynosure, Inc. "A"*	3,853	148,649
Endologix, Inc.* (a)	11,820	181,319
Entellus Medical, Inc.*	982	25,404
Exactech, Inc.*	1,915	39,889
Genmark Diagnostics, Inc.*	7,401	67,053
Globus Medical, Inc. "A"*	11,997	307,963
Greatbatch, Inc.*	4,479	241,508
Haemonetics Corp.*	9,026	373,315
Halyard Health, Inc.*	8,261	334,571
HeartWare International, Inc.*	2,997	217,852
ICU Medical, Inc.*	2,449	234,271
Inogen, Inc.*	2,683	119,662
Insulet Corp.*	10,155	314,653
Integra LifeSciences Holdings*	4,426	298,180
Invacare Corp.	5,711	123,529
InVivo Therapeutics Holdings Corp.*	4,725	76,309
	Shares	Value ($)

iRadimed Corp.*	504	11,728
K2M Group Holdings, Inc.*	3,132	75,231
LDR Holding Corp.*	4,127	178,493
LeMaitre Vascular, Inc.	2,129	25,676
Masimo Corp.*	7,494	290,318
Meridian Bioscience, Inc.	7,480	139,427
Merit Medical Systems, Inc.*	7,824	168,529
Natus Medical, Inc.*	5,724	243,613
Neogen Corp.*	6,394	303,331
Nevro Corp.*	2,603	139,911
NuVasive, Inc.*	8,485	402,019
NxStage Medical, Inc.*	10,674	152,478
OraSure Technologies, Inc.*	9,901	53,366
Orthofix International NV*	3,154	104,460
Oxford Immunotec Global PLC*	3,585	49,652
Quidel Corp.* (a)	4,897	112,386
Rockwell Medical, Inc.* (a)	8,563	138,036
RTI Surgical, Inc.*	10,252	66,228
Second Sight Medical Products, Inc.* (a)	2,102	28,608
Sientra, Inc.*	1,289	32,521
Spectranetics Corp.*	7,329	168,640
STAAR Surgical Co.* (a)	6,348	61,322
STERIS Corp. (a)	10,312	664,505
SurModics, Inc.*	2,227	52,156
Tandem Diabetes Care, Inc.*	3,151	34,157
Thoratec Corp.*	9,451	421,231
Tornier NV*	6,314	157,787
TransEnterix, Inc.*	5,576	16,728
Unilife Corp.* (a)	19,186	41,250
Utah Medical Products, Inc.	612	36,494
Vascular Solutions, Inc.*	2,995	103,986
Veracyte, Inc.*	2,403	26,769
West Pharmaceutical Services, Inc.	12,526	727,510
Wright Medical Group, Inc.* (a)	8,859	232,637
Zeltiq Aesthetics, Inc.* (a)	5,726	168,745
		11,323,863
Health Care Providers & Services 2.7%
AAC Holdings, Inc.* (a)	1,413	61,550
Aceto Corp.	5,172	127,386
Addus HomeCare Corp.*	1,228	34,212
Adeptus Health, Inc. "A"*	1,099	104,394
Air Methods Corp.* (a)	6,751	279,086
Alliance HealthCare Services, Inc.*	990	18,503
Almost Family, Inc.*	1,146	45,737
Amedisys, Inc.*	4,989	198,213
AMN Healthcare Services, Inc.*	8,089	255,532
AmSurg Corp.*	8,390	586,880
Bio-Reference Laboratories, Inc.*	4,298	177,293
BioScrip, Inc.* (a)	11,643	42,264
BioTelemetry, Inc.*	4,626	43,623
Capital Senior Living Corp.*	5,339	130,806
Chemed Corp. (a)	2,973	389,760
Civitas Solutions, Inc.*	2,193	46,777
CorVel Corp.*	1,367	43,771
Cross Country Healthcare, Inc.*	5,106	64,744
Diplomat Pharmacy, Inc.* (a)	6,419	287,250
ExamWorks Group, Inc.* (a)	7,201	281,559
Five Star Quality Care, Inc.*	8,102	38,890
Genesis Healthcare, Inc.*	6,503	42,920
Hanger, Inc.*	6,153	144,226
Healthequity, Inc.*	6,435	206,242
HealthSouth Corp. (a)	15,791	727,333
	Shares	Value ($)

Healthways, Inc.*	5,657	67,771
IPC Healthcare, Inc.*	3,135	173,648
Kindred Healthcare, Inc.	14,476	293,718
Landauer, Inc.	1,548	55,171
LHC Group, Inc.*	2,257	86,330
Magellan Health, Inc.*	4,749	332,762
Molina Healthcare, Inc.* (a)	6,032	424,050
National Healthcare Corp.	1,752	113,862
National Research Corp. "A"	1,954	27,766
Nobilis Health Corp.*	5,671	38,563
Owens & Minor, Inc. (a)	10,978	373,252
PharMerica Corp.*	5,125	170,663
Providence Service Corp.*	2,424	107,335
RadNet, Inc.*	6,359	42,542
Select Medical Holdings Corp.	18,620	301,644
Surgical Care Affiliates, Inc.*	3,665	140,663
Team Health Holdings, Inc.*	12,448	813,228
The Ensign Group, Inc.	4,415	225,430
Triple-S Management Corp. "B"*	4,244	108,901
Trupanion, Inc.*	2,285	18,828
U.S. Physical Therapy, Inc.	2,173	118,993
Universal American Corp.*	8,363	84,634
WellCare Health Plans, Inc.*	7,607	645,302
		9,144,007
Health Care Technology 0.6%
Castlight Health, Inc. "B"* (a)	5,996	48,808
Computer Programs & Systems, Inc. (a)	2,033	108,603
Connecture, Inc.*	1,230	12,989
HealthStream, Inc.*	4,483	136,373
HMS Holdings Corp.* (a)	15,231	261,516
Imprivata, Inc.*	1,453	23,771
MedAssets, Inc.*	10,717	236,417
Medidata Solutions, Inc.*	9,583	520,549
Merge Healthcare, Inc.*	10,889	52,267
Omnicell, Inc.*	6,433	242,588
Press Ganey Holdings, Inc.*	1,817	52,093
Quality Systems, Inc. (a)	8,686	143,927
Vocera Communications, Inc.*	3,995	45,743
		1,885,644
Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.* (a)	3,543	91,445
Affymetrix, Inc.*	13,835	151,078
Albany Molecular Research, Inc.* (a)	4,049	81,871
Cambrex Corp.*	5,623	247,075
Fluidigm Corp.*	5,159	124,848
Harvard Bioscience, Inc.*	5,940	33,858
INC Research Holdings, Inc. "A"*	2,128	85,375
Luminex Corp.*	7,629	131,676
NanoString Technologies, Inc.*	2,383	36,746
NeoGenomics, Inc.*	9,491	51,346
Pacific Biosciences of California, Inc.*	10,985	63,274
PAREXEL International Corp.*	9,549	614,096
PRA Health Sciences, Inc.*	3,357	121,960
Sequenom, Inc.*	19,024	57,833
		1,892,481
Pharmaceuticals 1.9%
Aerie Pharmaceuticals, Inc.* (a)	3,646	64,352
Agile Therapeutics, Inc.*	1,853	15,917
Alimera Sciences, Inc.*	5,299	24,428
Amphastar Pharmaceuticals, Inc.*	5,373	94,457
ANI Pharmaceuticals, Inc.*	1,368	84,884
	Shares	Value ($)

Aratana Therapeutics, Inc.*	5,044	76,265
Assembly Biosciences, Inc.*	2,549	49,094
BioDelivery Sciences International, Inc.*	8,239	65,582
Carbylan Therapeutics, Inc.*	2,208	15,787
Catalent, Inc.*	14,839	435,228
Cempra, Inc.*	5,726	196,745
Collegium Pharmaceutical, Inc.*	1,191	21,247
Corcept Therapeutics, Inc.*	9,832	59,090
Corium International, Inc.*	1,544	21,137
DepoMed, Inc.* (a)	10,679	229,171
Dermira, Inc.*	2,281	40,032
Durect Corp.*	19,958	47,700
Endocyte, Inc.* (a)	6,101	31,664
Flex Pharma, Inc.* (a)	1,001	17,217
Foamix Pharmaceuticals Ltd.*	4,017	41,174
Heska Corp.*	1,013	30,076
IGI Laboratories, Inc.* (a)	7,350	46,305
Impax Laboratories, Inc.*	12,545	576,066
Intersect ENT, Inc.*	2,491	71,317
Intra-Cellular Therapies, Inc.*	3,852	123,071
Lannett Co., Inc.* (a)	4,599	273,365
Medicines Co.*	11,478	328,386
Nektar Therapeutics* (a)	22,603	282,764
Ocular Therapeutix, Inc.*	2,314	48,663
Omeros Corp.* (a)	6,716	120,821
Pacira Pharmaceuticals, Inc.*	6,344	448,648
Paratek Pharmaceuticals, Inc.	2,166	55,818
Pernix Therapeutics Holdings, Inc.* (a)	7,755	45,910
Phibro Animal Health Corp. "A"	3,105	120,909
POZEN, Inc.*	5,177	53,375
Prestige Brands Holdings, Inc.*	9,128	422,079
Relypsa, Inc.*	5,786	191,459
Revance Therapeutics, Inc.*	2,544	81,357
Sagent Pharmaceuticals, Inc.*	3,892	94,615
Sciclone Pharmaceuticals, Inc.*	8,272	81,231
Sucampo Pharmaceuticals, Inc. "A"*	4,116	67,626
Supernus Pharmaceuticals, Inc.*	6,113	103,799
Tetraphase Pharmaceuticals, Inc.*	6,301	298,919
TherapeuticsMD, Inc.*	22,567	177,377
Theravance Biopharma, Inc.*	4,223	54,983
Theravance, Inc. (a)	15,179	274,285
VIVUS, Inc.* (a)	17,499	41,298
XenoPort, Inc.*	10,279	63,010
Zogenix, Inc.* (a)	28,182	47,346
ZS Pharma, Inc.*	3,223	168,853
		6,424,902
Industrials 12.6%
Aerospace & Defense 1.6%
AAR Corp.	6,302	200,845
Aerojet Rocketdyne Holdings, Inc.*	10,789	222,361
Aerovironment, Inc.*	3,233	84,317
American Science & Engineering, Inc.	1,330	58,267
Astronics Corp.*	3,306	234,362
Cubic Corp.	3,865	183,897
Curtiss-Wright Corp.	8,207	594,515
DigitalGlobe, Inc.*	12,698	352,877
Ducommun, Inc.*	1,617	41,508
Engility Holdings, Inc.	3,189	80,235
Esterline Technologies Corp.*	5,361	511,118
	Shares	Value ($)

HEICO Corp. (a)	3,194	186,210
HEICO Corp. "A"	7,089	359,909
KLX, Inc.*	9,363	413,189
Kratos Defense & Security Solutions, Inc.*	6,985	44,006
Moog, Inc. "A"*	6,735	476,030
National Presto Industries, Inc. (a)	781	62,730
Sparton Corp.*	1,678	45,843
Taser International, Inc.* (a)	9,339	311,082
Teledyne Technologies, Inc.*	6,139	647,726
The Keyw Holding Corp.* (a)	5,260	49,023
Vectrus, Inc.*	1,876	46,656
		5,206,706
Air Freight & Logistics 0.6%
Air Transport Services Group, Inc.*	9,663	101,365
Atlas Air Worldwide Holdings, Inc.*	4,436	243,803
Echo Global Logistics, Inc.*	5,105	166,729
Forward Air Corp.	5,335	278,807
Hub Group, Inc. "A"*	6,398	258,095
Park-Ohio Holdings Corp.	1,557	75,452
Radiant Logistics, Inc.*	4,813	35,183
UTi Worldwide, Inc.* (a)	16,600	165,834
XPO Logistics, Inc.* (a)	12,367	558,741
		1,884,009
Airlines 0.3%
Allegiant Travel Co.	2,336	415,528
Hawaiian Holdings, Inc.*	8,182	194,323
Republic Airways Holdings, Inc.*	8,990	82,528
SkyWest, Inc.	9,223	138,714
Virgin America, Inc.*	4,476	123,000
		954,093
Building Products 0.8%
AAON, Inc.	7,074	159,307
Advanced Drainage Systems, Inc.	5,825	170,847
American Woodmark Corp.*	2,133	116,995
Apogee Enterprises, Inc.	5,087	267,780
Builders FirstSource, Inc.*	7,717	99,086
Continental Building Products, Inc.*	5,384	114,087
Gibraltar Industries, Inc.*	5,403	110,059
Griffon Corp.	6,110	97,271
Insteel Industries, Inc.	2,878	53,819
Masonite International Corp.*	5,240	367,377
NCI Building Systems, Inc.*	4,866	73,331
Nortek, Inc.*	1,740	144,646
Patrick Industries, Inc.*	2,048	77,926
PGT, Inc.*	7,925	114,992
Ply Gem Holdings, Inc.*	3,165	37,315
Quanex Building Products Corp.	5,566	119,279
Simpson Manufacturing Co., Inc.	7,491	254,694
Trex Co., Inc.*	5,591	276,363
Universal Forest Products, Inc.	3,434	178,671
		2,833,845
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	9,651	317,228
Acco Brands Corp.*	19,492	151,453
ARC Document Solutions, Inc.*	6,959	52,958
Brady Corp. "A"	8,462	209,350
Casella Waste Systems, Inc. "A"*	7,335	41,149
CECO Environmental Corp.	3,666	41,536
Civeo Corp.	19,107	58,659
Deluxe Corp.	8,572	531,464
Ennis, Inc.	4,304	80,011
	Shares	Value ($)

Essendant, Inc. (a)	6,793	266,625
G&K Services, Inc. "A"	3,470	239,916
Gerber Scientific, Inc.*	6,939	0
Healthcare Services Group, Inc. (a)	12,363	408,597
Heritage-Crystal Clean, Inc.*	2,282	33,545
Herman Miller, Inc.	10,413	301,248
HNI Corp.	7,757	396,771
Innerworkings, Inc.*	6,101	40,694
Interface, Inc.	11,320	283,566
Kimball International, Inc. "B"	5,682	69,093
Knoll, Inc.	8,615	215,634
Matthews International Corp. "A"	5,750	305,555
McGrath RentCorp.	4,423	134,592
Mobile Mini, Inc.	8,133	341,911
MSA Safety, Inc.	5,073	246,091
Multi-Color Corp.	2,268	144,880
NL Industries, Inc.*	1,487	11,019
Quad Graphics, Inc.	5,254	97,252
SP Plus Corp.*	2,972	77,599
Steelcase, Inc. "A"	14,500	274,195
Team, Inc.*	3,742	150,616
Tetra Tech, Inc.	9,713	249,041
The Brink's Co.	8,573	252,303
TRC Companies, Inc.*	3,034	30,795
U.S. Ecology, Inc. (a)	3,820	186,110
UniFirst Corp. (a)	2,584	289,020
Viad Corp.	3,671	99,521
West Corp.	9,094	273,729
		6,903,726
Construction & Engineering 0.7%
Aegion Corp.*	6,498	123,072
Ameresco, Inc. "A"*	3,334	25,505
Argan, Inc.	2,120	85,500
Comfort Systems U.S.A., Inc.	6,577	150,942
Dycom Industries, Inc.*	5,920	348,392
EMCOR Group, Inc.	10,829	517,301
Furmanite Corp.*	5,941	48,241
Granite Construction, Inc.	6,837	242,782
Great Lakes Dredge & Dock Co.*	10,493	62,538
HC2 Holdings, Inc.*	3,493	31,262
MasTec, Inc.*	11,574	229,975
MYR Group, Inc.*	3,740	115,791
Northwest Pipe Co.*	1,848	37,644
NV5 Holdings, Inc.*	908	22,028
Orion Marine Group, Inc.*	5,326	38,454
Primoris Services Corp.	6,802	134,680
Tutor Perini Corp.*	6,800	146,744
		2,360,851
Electrical Equipment 0.9%
Allied Motion Technologies, Inc.	1,111	24,953
AZZ, Inc.	4,447	230,355
Encore Wire Corp.	3,655	161,880
EnerSys	7,750	544,748
Enphase Energy, Inc.* (a)	4,901	37,297
Franklin Electric Co., Inc.	8,176	264,330
FuelCell Energy, Inc.* (a)	42,108	41,135
Generac Holdings, Inc.* (a)	12,032	478,272
General Cable Corp.	8,837	174,354
GrafTech International Ltd.*	21,869	108,470
LSI Industries, Inc.	4,146	38,724
Plug Power, Inc.* (a)	29,466	72,192
Polypore International, Inc.*	7,806	467,423
Powell Industries, Inc.	1,479	52,016
	Shares	Value ($)

Power Solutions International, Inc.* (a)	777	41,974
PowerSecure International, Inc.*	3,769	55,630
Preformed Line Products Co.	538	20,293
Thermon Group Holdings, Inc.*	5,646	135,899
Vicor Corp.*	2,688	32,767
		2,982,712
Industrial Conglomerates 0.0%
Raven Industries, Inc.	6,660	135,398
Machinery 2.7%
Accuride Corp.*	7,320	28,182
Actuant Corp. "A"	9,909	228,799
Alamo Group, Inc.	1,719	93,926
Albany International Corp. "A"	4,891	194,662
Altra Industrial Motion Corp.	4,608	125,245
American Railcar Industries, Inc. (a)	1,659	80,694
Astec Industries, Inc.	3,438	143,777
Barnes Group, Inc.	9,351	364,596
Blount International, Inc.*	8,369	91,389
Blue Bird Corp.*	913	11,860
Briggs & Stratton Corp.	7,941	152,944
Chart Industries, Inc.*	5,281	188,796
CIRCOR International, Inc.	3,046	166,098
CLARCOR, Inc.	8,563	532,961
Columbus McKinnon Corp.	3,529	88,225
Commercial Vehicle Group, Inc.*	5,156	37,175
Douglas Dynamics, Inc.	3,865	83,020
EnPro Industries, Inc.	3,957	226,420
ESCO Technologies, Inc.	4,499	168,308
Federal Signal Corp.	10,977	163,667
FreightCar America, Inc.	2,107	43,994
Global Brass & Copper Holdings, Inc.	3,517	59,824
Gorman-Rupp Co.	3,381	94,939
Graham Corp.	1,402	28,727
Greenbrier Companies, Inc. (a)	4,537	212,558
Harsco Corp.	14,160	233,640
Hillenbrand, Inc.	10,879	333,985
Hurco Companies, Inc.	1,216	42,098
Hyster-Yale Materials Handling, Inc.	1,688	116,945
John Bean Technologies Corp.	5,057	190,093
Kadant, Inc.	1,837	86,706
L.B. Foster Co. "A"	1,832	63,406
Lindsay Corp. (a)	2,013	176,963
Lydall, Inc.*	2,976	87,971
Meritor, Inc.*	16,762	219,917
Miller Industries, Inc.	2,128	42,454
Mueller Industries, Inc.	10,112	351,089
Mueller Water Products, Inc. "A"	27,874	253,653
Navistar International Corp.*	9,065	205,141
NN, Inc.	3,234	82,532
Omega Flex, Inc.	496	18,679
Proto Labs, Inc.* (a)	4,006	270,325
RBC Bearings, Inc.*	4,051	290,700
Rexnord Corp.*	17,579	420,314
Standex International Corp.	2,211	176,725
Sun Hydraulics Corp.	4,002	152,516
Tennant Co.	3,159	206,409
The ExOne Co.* (a)	1,931	21,434
Titan International, Inc. (a)	7,133	76,608
TriMas Corp.*	7,878	233,189
Twin Disc, Inc. (a)	1,624	30,271
Wabash National Corp.* (a)	12,060	151,232
	Shares	Value ($)

Watts Water Technologies, Inc. "A"	4,844	251,161
Woodward, Inc.	11,278	620,177
Xerium Technologies, Inc.*	1,512	27,518
		9,044,637
Marine 0.2%
Eagle Bulk Shipping, Inc.*	3,956	27,573
Golden Ocean Group Ltd. (a)	11,152	42,935
Matson, Inc.	7,559	317,781
Navios Maritime Holdings, Inc. (a)	12,331	45,871
Safe Bulkers, Inc. (a)	7,578	24,401
Scorpio Bulkers, Inc.*	29,203	47,601
Ultrapetrol Bahamas Ltd.*	4,216	4,764
		510,926
Professional Services 1.4%
Acacia Research Corp. (a)	9,158	80,316
Barrett Business Services, Inc.	1,193	43,330
CBIZ, Inc.*	8,283	79,848
CDI Corp.	2,751	35,763
CEB, Inc.	5,796	504,600
CRA International, Inc.*	1,451	40,439
Exponent, Inc.	4,608	206,346
Franklin Covey Co.*	1,890	38,348
FTI Consulting, Inc.*	7,181	296,145
GP Strategies Corp.*	2,267	75,355
Heidrick & Struggles International, Inc.	3,061	79,831
Hill International, Inc.*	6,498	34,180
Huron Consulting Group, Inc.*	4,001	280,430
ICF International, Inc.*	3,453	120,372
Insperity, Inc.	3,437	174,943
Kelly Services, Inc. "A"	4,964	76,197
Kforce, Inc.	4,397	100,559
Korn/Ferry International	8,730	303,542
Mistras Group, Inc.*	2,606	49,462
Navigant Consulting, Inc.*	8,491	126,261
On Assignment, Inc.*	8,979	352,695
Pendrell Corp.*	24,171	33,114
Resources Connection, Inc.	6,548	105,357
RPX Corp.*	9,645	163,001
The Advisory Board Co.*	7,394	404,230
TriNet Group, Inc.*	7,304	185,156
TrueBlue, Inc.*	7,473	223,443
Volt Information Sciences, Inc.*	1,697	16,478
VSE Corp.	790	42,273
WageWorks, Inc.*	6,157	249,051
		4,521,065
Road & Rail 0.7%
ArcBest Corp.	4,472	142,210
Celadon Group, Inc.	4,869	100,691
Con-way, Inc.	10,246	393,139
Covenant Transportation Group, Inc. "A"*	2,085	52,250
Heartland Express, Inc.	8,579	173,553
Knight Transportation, Inc.	10,618	283,925
Marten Transport Ltd.	4,221	91,596
P.A.M. Transportation Services, Inc.*	415	24,091
Quality Distribution, Inc.*	4,538	70,158
Roadrunner Transportation Systems, Inc.*	5,008	129,206
Saia, Inc.*	4,367	171,579
Swift Transportation Co.*	15,090	342,090
Universal Truckload Services, Inc.	1,589	34,894
	Shares	Value ($)

USA Truck, Inc.*	1,751	37,174
Werner Enterprises, Inc.	7,638	200,498
YRC Worldwide, Inc.*	5,683	73,765
		2,320,819
Trading Companies & Distributors 0.6%
Aircastle Ltd.	10,850	245,970
Applied Industrial Technologies, Inc.	6,848	271,523
Beacon Roofing Supply, Inc.*	8,505	282,536
CAI International, Inc.*	3,112	64,076
DXP Enterprises, Inc.*	2,284	106,206
H&E Equipment Services, Inc.	5,447	108,777
Kaman Corp.	4,679	196,237
Lawson Products, Inc.*	1,030	24,184
MRC Global, Inc.*	18,285	282,320
Neff Corp. "A"*	2,041	20,594
Rush Enterprises, Inc. "A"*	5,990	156,998
Stock Building Supply Holdings, Inc.*	2,238	43,753
TAL International Group, Inc. (a)	5,760	182,016
Textainer Group Holdings Ltd. (a)	3,931	102,245
Titan Machinery, Inc.*	2,548	37,532
Veritiv Corp.*	1,449	52,831
		2,177,798
Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc.*	10,968	166,165
Information Technology 16.9%
Communications Equipment 1.3%
ADTRAN, Inc.	8,894	144,528
Aerohive Networks, Inc.*	4,136	28,869
Alliance Fiber Optic Products, Inc.	2,451	45,466
Applied Optoelectronics, Inc.*	2,231	38,730
Bel Fuse, Inc. "B"	1,950	40,014
Black Box Corp.	2,448	48,960
CalAmp Corp.*	6,533	119,293
Calix, Inc.*	8,095	61,603
Ciena Corp.* (a)	20,446	484,161
Clearfield, Inc.*	1,783	28,368
Comtech Telecommunications Corp.	2,921	84,855
Digi International, Inc.*	4,254	40,626
EMCORE Corp.*	4,324	26,031
Extreme Networks, Inc.*	17,040	45,838
Finisar Corp.* (a)	18,100	323,447
Harmonic, Inc.*	14,956	102,150
Infinera Corp.* (a)	22,525	472,575
InterDigital, Inc.	6,261	356,188
Ixia*	10,877	135,310
KVH Industries, Inc.*	2,321	31,217
NETGEAR, Inc.*	5,966	179,099
Novatel Wireless, Inc.*	6,681	21,713
Oclaro, Inc.* (a)	16,214	36,644
Plantronics, Inc.	6,800	382,908
Polycom, Inc.*	23,501	268,851
Ruckus Wireless, Inc.*	13,365	138,194
ShoreTel, Inc.*	11,912	80,763
Sonus Networks, Inc.*	9,086	62,875
Ubiquiti Networks, Inc. (a)	5,361	171,096
ViaSat, Inc.* (a)	7,344	442,549
		4,442,921
Electronic Equipment, Instruments & Components 2.5%
Agilysys, Inc.*	2,773	25,456
Anixter International, Inc.*	4,929	321,124
AVX Corp.	8,171	109,982
	Shares	Value ($)

Badger Meter, Inc.	2,542	161,392
Belden, Inc.	7,404	601,427
Benchmark Electronics, Inc.*	8,943	194,779
Checkpoint Systems, Inc.	7,456	75,902
Coherent, Inc.*	4,140	262,807
Control4 Corp.*	3,702	32,911
CTS Corp.	5,897	113,635
Daktronics, Inc.	6,599	78,264
DTS, Inc.*	3,201	97,598
Electro Rent Corp.	3,196	34,709
Fabrinet*	6,290	117,812
FARO Technologies, Inc.*	2,957	138,092
FEI Co.	7,214	598,257
GSI Group, Inc.*	6,109	91,818
II-VI, Inc.*	9,223	175,053
Insight Enterprises, Inc.*	6,360	190,228
InvenSense, Inc.* (a)	13,435	202,868
Itron, Inc.*	6,663	229,474
Kimball Electronics, Inc.*	4,660	67,989
Knowles Corp.*	15,101	273,328
Littelfuse, Inc.	3,886	368,743
Mercury Systems, Inc.*	6,181	90,490
Mesa Laboratories, Inc.	487	43,294
Methode Electronics, Inc.	6,634	182,103
MTS Systems Corp.	2,644	182,304
Multi-Fineline Electronix, Inc.*	1,328	29,030
Newport Corp.*	6,818	129,269
OSI Systems, Inc.*	3,433	243,022
Park Electrochemical Corp.	3,367	64,512
PC Connection, Inc.	1,743	43,122
Plexus Corp.*	5,843	256,391
RealD, Inc.*	6,776	83,548
Rofin-Sinar Technologies, Inc.*	4,900	135,240
Rogers Corp.*	3,274	216,542
Sanmina Corp.*	14,418	290,667
ScanSource, Inc.*	5,051	192,241
SYNNEX Corp. (a)	4,922	360,241
Tech Data Corp.*	6,503	374,313
TTM Technologies, Inc.*	9,862	98,521
Universal Display Corp.*	7,040	364,179
Vishay Intertechnology, Inc.	24,003	280,355
Vishay Precision Group, Inc.*	1,774	26,716
		8,249,748
Internet Software & Services 2.6%
Actua Corp.*	6,863	97,866
Amber Road, Inc.*	3,143	22,064
Angie's List, Inc.*	6,541	40,293
Apigee Corp.*	910	9,036
Bankrate, Inc.*	11,634	122,041
Bazaarvoice, Inc.*	10,058	59,242
Benefitfocus, Inc.* (a)	1,400	61,390
Blucora, Inc.*	7,107	114,778
Box, Inc. "A"* (a)	2,318	43,208
Brightcove, Inc.*	4,627	31,741
Carbonite, Inc.*	3,452	40,768
Care.com, Inc.*	3,405	20,158
ChannelAdvisor Corp.*	3,632	43,402
Cimpress NV* (a)	5,715	480,974
comScore, Inc.*	5,956	317,217
Constant Contact, Inc.*	5,728	164,737
Cornerstone OnDemand, Inc.*	9,535	331,818
Coupons.com, Inc.* (a)	10,833	116,888
Cvent, Inc.*	4,149	106,961
	Shares	Value ($)

Dealertrack Technologies, Inc.*	9,536	598,765
Demandware, Inc.* (a)	5,765	409,776
DHI Group, Inc.*	7,696	68,417
EarthLink Holdings Corp.	17,387	130,229
Endurance International Group Holdings, Inc.* (a)	10,399	214,843
Envestnet, Inc.* (a)	6,238	252,202
Everyday Health, Inc.*	3,835	49,011
Five9, Inc.*	4,224	22,092
Gogo, Inc.* (a)	9,741	208,750
GrubHub, Inc.*	13,196	449,588
GTT Communications, Inc.*	4,339	103,572
Hortonworks, Inc.*	1,333	33,752
Internap Corp.*	9,473	87,625
Intralinks Holdings, Inc.*	6,568	78,225
j2 Global, Inc. (a)	8,316	564,989
Limelight Networks, Inc.*	8,915	35,125
Liquidity Services, Inc.*	4,070	39,194
LivePerson, Inc.*	9,936	97,472
LogMeIn, Inc.*	4,295	276,985
Marchex, Inc. "B"	6,394	31,650
Marin Software, Inc.*	5,130	34,576
Marketo, Inc.*	6,175	173,271
MaxPoint Interactive, Inc.*	1,219	9,850
Millennial Media, Inc.* (a)	21,223	34,381
Monster Worldwide, Inc.* (a)	15,040	98,362
New Relic, Inc.*	1,066	37,513
NIC, Inc.	11,309	206,729
OPOWER, Inc.*	4,637	53,372
Q2 Holdings, Inc.*	3,456	97,632
QuinStreet, Inc.*	6,769	43,660
RealNetworks, Inc.*	4,458	24,118
Reis, Inc.	1,434	31,806
RetailMeNot, Inc.*	6,429	114,629
Rocket Fuel, Inc.*	4,686	38,425
SciQuest, Inc.*	4,540	67,237
Shutterstock, Inc.* (a)	3,483	204,243
SPS Commerce, Inc.*	2,928	192,662
Stamps.com, Inc.*	2,532	186,279
TechTarget, Inc.*	3,233	28,871
Textura Corp.* (a)	3,512	97,739
Travelzoo, Inc.*	1,394	15,724
TrueCar, Inc.*	8,686	104,145
United Online, Inc.*	2,605	40,820
Web.com Group, Inc.*	7,553	182,934
WebMD Health Corp.*	6,542	289,680
Wix.com Ltd.*	3,116	73,600
XO Group, Inc.*	4,792	78,349
Xoom Corp.* (a)	5,714	120,308
		8,657,759
IT Services 2.3%
6D Global Technologies, Inc.*	3,513	22,975
Acxiom Corp.*	13,631	239,633
Blackhawk Network Holdings, Inc.*	9,330	384,396
CACI International, Inc. "A"*	4,186	338,606
Cardtronics, Inc.*	7,744	286,915
Cass Information Systems, Inc.	2,062	115,926
CIBER, Inc.*	12,125	41,831
Convergys Corp. (a)	17,128	436,593
CSG Systems International, Inc.	5,818	184,198
Datalink Corp.*	3,701	33,087
EPAM Systems, Inc.*	8,482	604,173
Euronet Worldwide, Inc.*	8,983	554,251
	Shares	Value ($)

EVERTEC, Inc.	11,454	243,283
Exlservice Holdings, Inc.*	5,699	197,071
Forrester Research, Inc.	1,649	59,397
Global Cash Access Holdings, Inc.*	11,327	87,671
Heartland Payment Systems, Inc.	6,280	339,434
iGATE Corp.*	6,287	299,827
Lionbridge Technologies, Inc.*	11,802	72,818
Luxoft Holding, Inc.*	3,162	178,811
ManTech International Corp. "A"	4,308	124,932
MAXIMUS, Inc.	11,368	747,219
Moduslink Global Solutions, Inc.*	7,578	25,765
MoneyGram International, Inc.*	4,479	41,162
NeuStar, Inc. "A"* (a)	9,648	281,818
Perficient, Inc.*	6,146	118,249
PFSweb, Inc.*	2,143	29,702
Science Applications International Corp.	7,938	419,523
ServiceSource International, Inc.*	9,512	52,031
Sykes Enterprises, Inc.*	6,714	162,814
Syntel, Inc.*	5,359	254,445
TeleTech Holdings, Inc.	2,698	73,062
The Hackett Group, Inc.	3,867	51,934
Unisys Corp.*	8,581	171,534
Virtusa Corp.*	5,265	270,621
		7,545,707
Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc.*	7,261	199,605
Advanced Micro Devices, Inc.*	112,937	271,049
Alpha & Omega Semiconductor Ltd.*	4,209	36,787
Ambarella, Inc.* (a)	5,436	558,223
Amkor Technology, Inc.*	17,559	105,003
Applied Micro Circuits Corp.* (a)	14,603	98,570
Axcelis Technologies, Inc.*	18,149	53,721
Brooks Automation, Inc.	12,191	139,587
Cabot Microelectronics Corp.*	4,410	207,755
Cascade Microtech, Inc.*	2,486	37,849
Cavium, Inc.*	9,510	654,383
CEVA, Inc.*	3,419	66,431
Cirrus Logic, Inc.*	11,055	376,202
Cohu, Inc.	4,122	54,534
Diodes, Inc.*	6,749	162,718
DSP Group, Inc.*	3,214	33,201
Entegris, Inc.* (a)	24,457	356,338
Exar Corp.*	6,502	63,589
Fairchild Semiconductor International, Inc.*	20,244	351,841
FormFactor, Inc.*	10,237	94,180
Inphi Corp.*	6,798	155,402
Integrated Device Technology, Inc.*	25,903	562,095
Integrated Silicon Solution, Inc.	5,641	124,892
Intersil Corp. "A"	23,180	289,982
IXYS Corp.	4,242	64,903
Kopin Corp.*	12,627	43,563
Lattice Semiconductor Corp.*	20,337	119,785
MA-COM Technology Solutions Holdings, Inc.*	4,164	159,273
Mattson Technology, Inc.*	13,294	44,535
MaxLinear, Inc. "A"*	8,669	104,895
Micrel, Inc.	8,017	111,436
Microsemi Corp.*	16,587	579,716
MKS Instruments, Inc.	9,468	359,216
Monolithic Power Systems, Inc.	6,909	350,355
	Shares	Value ($)

Nanometrics, Inc.*	4,116	66,350
NeoPhotonics Corp.*	4,959	45,276
NVE Corp.	835	65,464
OmniVision Technologies, Inc.*	9,896	259,226
PDF Solutions, Inc.*	4,796	76,736
Pericom Semiconductor Corp.	3,584	47,130
Photronics, Inc.*	11,788	112,104
PMC-Sierra, Inc.*	29,309	250,885
Power Integrations, Inc.	5,224	236,020
Rambus, Inc.*	19,740	286,033
Rudolph Technologies, Inc.*	5,643	67,772
Semtech Corp.*	11,523	228,731
Sigma Designs, Inc.*	6,287	75,004
Silicon Laboratories, Inc.*	7,342	396,541
Synaptics, Inc.* (a)	6,431	557,793
Tessera Technologies, Inc.	9,062	344,175
Ultra Clean Holdings, Inc.*	5,730	35,698
Ultratech, Inc.*	4,953	91,928
Veeco Instruments, Inc.*	7,068	203,134
Xcerra Corp.*	8,694	65,814
		10,503,428
Software 4.4%
A10 Networks, Inc.*	6,025	38,801
ACI Worldwide, Inc.*	20,301	498,796
Advent Software, Inc.	9,173	405,538
American Software, Inc. "A"	4,688	44,536
Aspen Technology, Inc.*	14,818	674,960
AVG Technologies NV*	7,267	197,735
Barracuda Networks, Inc.*	1,259	49,882
Blackbaud, Inc.	8,151	464,199
Bottomline Technologies de, Inc.*	7,086	197,062
BroadSoft, Inc.*	4,942	170,845
Callidus Software*	9,622	149,911
Code Rebel Corp.*	227	7,348
CommVault Systems, Inc.*	7,826	331,901
Comverse, Inc.*	3,752	75,340
Cyan, Inc.*	5,352	28,045
Digimarc Corp.*	1,420	64,099
Digital Turbine, Inc.*	8,641	26,096
Ebix, Inc. (a)	4,370	142,506
Ellie Mae, Inc.*	5,185	361,861
EnerNOC, Inc.*	4,068	39,460
EPIQ Systems, Inc.	5,831	98,427
ePlus, Inc.*	950	72,818
Fair Isaac Corp.	5,364	486,944
FleetMatics Group PLC* (a)	6,615	309,780
Gigamon, Inc.*	4,853	160,101
Globant SA*	2,548	77,536
Glu Mobile, Inc.* (a)	20,187	125,361
Guidance Software, Inc.*	3,374	28,578
Guidewire Software, Inc.*	12,171	644,211
HubSpot, Inc.*	3,337	165,448
Imperva, Inc.*	4,572	309,524
Infoblox, Inc.*	9,864	258,535
Interactive Intelligence Group* (a)	3,070	136,523
Jive Software, Inc.*	7,398	38,840
Manhattan Associates, Inc.*	12,782	762,446
Mentor Graphics Corp.	17,610	465,432
MicroStrategy, Inc. "A"*	1,610	273,829
MobileIron, Inc.*	6,904	40,803
Model N, Inc.*	3,754	44,710
Monotype Imaging Holdings, Inc.	7,181	173,134
NetScout Systems, Inc.*	6,369	233,551
	Shares	Value ($)

Park City Group, Inc.* (a)	1,860	23,045
Paycom Software, Inc.*	5,462	186,527
Paylocity Holding Corp.*	2,606	93,425
Pegasystems, Inc.	6,434	147,274
Progress Software Corp.*	8,785	241,588
Proofpoint, Inc.* (a)	6,867	437,222
PROS Holdings, Inc.*	3,938	83,131
QAD, Inc. "A"	1,815	47,970
Qlik Technologies, Inc.*	15,843	553,871
Qualys, Inc.*	4,410	177,944
Rally Software Development Corp.*	4,173	81,165
RealPage, Inc.*	9,083	173,213
Rovi Corp.*	15,689	250,240
Rubicon Project, Inc.*	4,556	68,158
Sapiens International Corp.	3,590	37,264
Seachange International, Inc.*	4,934	34,587
Silver Spring Networks, Inc.*	5,895	73,157
Synchronoss Technologies, Inc.* (a)	6,734	307,946
Take-Two Interactive Software, Inc.*	14,778	407,429
Tangoe, Inc.*	6,819	85,783
TeleCommunication Systems, Inc. "A"*	9,403	31,124
TeleNav, Inc.*	4,719	37,988
TiVo, Inc.*	16,009	162,331
TubeMogul, Inc.*	2,480	35,439
Tyler Technologies, Inc.*	5,838	755,320
Varonis Systems, Inc.*	1,592	35,167
VASCO Data Security International, Inc.* (a)	4,913	148,323
Verint Systems, Inc.*	10,534	639,888
Virnetx Holding Corp.* (a)	8,276	34,759
Workiva, Inc.*	1,335	18,463
Yodlee, Inc.*	3,229	46,627
Zendesk, Inc.*	9,323	207,064
Zix Corp.*	9,271	47,931
		14,586,815
Technology Hardware, Storage & Peripherals 0.7%
Avid Technology, Inc.*	5,742	76,598
Cray, Inc.*	7,088	209,167
Diebold, Inc.	11,516	403,060
Dot Hill Systems Corp.*	9,917	60,692
Eastman Kodak Co.*	2,756	46,301
Electronics for Imaging, Inc.*	8,209	357,173
Imation Corp.*	6,231	25,298
Immersion Corp.*	4,533	57,433
Nimble Storage, Inc.*	8,828	247,714
QLogic Corp.*	15,135	214,766
Quantum Corp.*	35,468	59,586
Silicon Graphics International Corp.* (a)	6,646	43,000
Stratasys Ltd.*	9,035	315,592
Super Micro Computer, Inc.*	6,439	190,466
Violin Memory, Inc.* (a)	16,156	39,582
		2,346,428
Materials 4.0%
Chemicals 2.0%
A. Schulman, Inc.	5,159	225,552
American Vanguard Corp.	4,745	65,481
Axiall Corp.	12,175	438,909
Balchem Corp.	5,556	309,580
Calgon Carbon Corp.	9,127	176,881
	Shares	Value ($)

Chase Corp.	1,024	40,704
Chemtura Corp.*	11,680	330,661
Core Molding Technologies, Inc.*	1,367	31,222
Ferro Corp.*	12,863	215,841
Flotek Industries, Inc.* (a)	9,248	115,877
FutureFuel Corp.	3,939	50,695
H.B. Fuller Co.	8,625	350,348
Hawkins, Inc.	1,770	71,490
Innophos Holdings, Inc.	3,621	190,609
Innospec, Inc.	4,307	193,987
Intrepid Potash, Inc.*	10,126	120,904
KMG Chemicals, Inc.	1,417	36,049
Koppers Holdings, Inc.	3,770	93,194
Kraton Performance Polymers, Inc.*	5,545	132,415
Kronos Worldwide, Inc.	3,089	33,855
LSB Industries, Inc.*	3,467	141,592
Minerals Technologies, Inc.	6,035	411,165
Olin Corp. (a)	13,243	356,899
OM Group, Inc.	4,960	166,656
Omnova Solutions, Inc.*	7,740	57,973
PolyOne Corp.	15,533	608,428
Quaker Chemical Corp.	2,313	205,487
Rayonier Advanced Materials, Inc.	7,224	117,462
Rentech, Inc.*	38,324	41,007
Senomyx, Inc.* (a)	7,340	39,342
Sensient Technologies Corp.	8,128	555,468
Stepan Co.	3,386	183,216
Trecora Resources*	3,059	46,191
Tredegar Corp.	4,473	98,898
Trinseo SA*	1,828	49,064
Tronox Ltd. "A"	11,102	162,422
Valhi, Inc.	3,392	19,199
		6,484,723
Construction Materials 0.1%
Headwaters, Inc.*	12,831	233,781
Summit Materials, Inc. "A"*	4,543	115,846
U.S. Concrete, Inc.*	2,421	91,732
United States Lime & Minerals, Inc.	377	21,911
		463,270
Containers & Packaging 0.3%
AEP Industries, Inc.*	614	33,893
Berry Plastics Group, Inc.*	20,818	674,503
Greif, Inc. "A"	5,467	195,992
Myers Industries, Inc.	4,338	82,422
		986,810
Metals & Mining 1.0%
AK Steel Holding Corp.* (a)	30,445	117,822
Carpenter Technology Corp.	8,945	345,993
Century Aluminum Co.*	8,751	91,273
Cliffs Natural Resources, Inc.	27,214	117,837
Coeur Mining, Inc.*	23,162	132,255
Commercial Metals Co. (a)	20,232	325,331
Globe Specialty Metals, Inc.	11,687	206,860
Handy & Harman Ltd.*	322	11,157
Haynes International, Inc.	2,228	109,885
Hecla Mining Co. (a)	63,065	165,861
Horsehead Holding Corp.* (a)	10,062	117,927
Kaiser Aluminum Corp.	2,925	243,009
Materion Corp.	3,557	125,384
Olympic Steel, Inc.	1,750	30,520
Real Industry, Inc.*	4,354	49,418
RTI International Metals, Inc.*	5,392	169,956
Ryerson Holding Corp.*	1,015	9,236
	Shares	Value ($)

Schnitzer Steel Industries, Inc. "A"	4,418	77,182
Stillwater Mining Co.* (a)	20,846	241,605
SunCoke Energy, Inc.	11,581	150,553
TimkenSteel Corp.	7,085	191,224
Worthington Industries, Inc.	8,342	250,760
		3,281,048
Paper & Forest Products 0.6%
Boise Cascade Co.*	6,776	248,544
Clearwater Paper Corp.*	3,298	188,975
Deltic Timber Corp.	1,849	125,066
KapStone Paper & Packaging Corp.	14,733	340,627
Louisiana-Pacific Corp.* (a)	24,958	425,035
Neenah Paper, Inc.	2,849	167,977
P.H. Glatfelter Co.	7,473	164,331
Schweitzer-Mauduit International, Inc.	5,419	216,110
Wausau Paper Corp.	6,759	62,048
		1,938,713
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.7%
8x8, Inc.*	15,416	138,127
Atlantic Tele-Network, Inc.	1,814	125,311
Cincinnati Bell, Inc.*	35,927	137,241
Cogent Communications Holdings, Inc.	7,917	267,911
Consolidated Communications Holdings, Inc. (a)	8,729	183,396
FairPoint Communications, Inc.*	3,419	62,294
General Communication, Inc. "A"*	6,368	108,320
Globalstar, Inc.* (a)	84,457	178,204
Hawaiian Telcom Holdco, Inc.*	2,028	52,931
IDT Corp. "B"	2,641	47,749
inContact, Inc.*	10,584	104,464
Inteliquent, Inc.	6,113	112,479
Intelsat SA*	4,200	41,664
Iridium Communications, Inc.* (a)	14,750	134,078
Lumos Networks Corp.	3,779	55,892
Orbcomm, Inc.*	10,940	73,845
Pacific DataVision, Inc.*	2,302	96,983
Premiere Global Services, Inc.*	8,334	85,757
Straight Path Communications, Inc. "B"*	1,660	54,432
Vonage Holdings Corp.*	31,838	156,325
Windstream Holdings, Inc.	17,899	114,196
		2,331,599
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	6,461	53,368
NTELOS Holdings Corp.	3,297	15,232
RingCentral, Inc. "A"*	9,154	169,257
Shenandoah Telecommunications Co.	4,388	150,201
Spok Holdings, Inc.	3,740	62,982
		451,040
Utilities 3.2%
Electric Utilities 1.1%
ALLETE, Inc.	8,472	393,016
Cleco Corp.	10,411	560,632
El Paso Electric Co.	7,021	243,348
Empire District Electric Co.	7,496	163,413
Genie Energy Ltd. "B"	2,225	23,296
IDACORP, Inc.	8,648	485,499
MGE Energy, Inc.	6,173	239,080
Otter Tail Corp.	6,677	177,608
	Shares	Value ($)

PNM Resources, Inc.	13,937	342,850
Portland General Electric Co.	13,498	447,594
Spark Energy, Inc. "A"	761	11,993
UIL Holdings Corp.	9,864	451,969
Unitil Corp.	2,464	81,361
		3,621,659
Gas Utilities 1.0%
Chesapeake Utilities Corp.	2,705	145,664
New Jersey Resources Corp.	14,941	411,625
Northwest Natural Gas Co. (a)	4,706	198,499
ONE Gas, Inc.	8,998	382,955
Piedmont Natural Gas Co., Inc. (a)	13,660	482,335
South Jersey Industries, Inc.	11,717	289,761
Southwest Gas Corp.	8,168	434,619
The Laclede Group, Inc.	7,577	394,459
WGL Holdings, Inc.	8,657	469,988
		3,209,905
Independent Power & Renewable Eletricity Producers 0.6%
Abengoa Yield PLC	8,559	268,068
Atlantic Power Corp.	19,667	60,574
Dynegy, Inc.*	22,314	652,685
NRG Yield, Inc. "A" (a)	6,126	134,711
NRG Yield, Inc. "C"	6,143	134,470
Ormat Technologies, Inc. (a)	6,466	243,639
Pattern Energy Group, Inc.	9,018	255,931
Talen Energy Corp.*	14,806	254,071
Vivint Solar, Inc.* (a)	3,097	37,690
		2,041,839
Multi-Utilities 0.3%
Avista Corp.	10,914	334,514
Black Hills Corp.	7,834	341,954
NorthWestern Corp.	8,050	392,438
		1,068,906
Water Utilities 0.2%
American States Water Co.	6,518	243,708
Artesian Resources Corp. "A"	1,483	31,276
California Water Service Group	8,201	187,394
Connecticut Water Service, Inc.	1,741	59,473
Consolidated Water Co., Ltd.	2,624	33,062
Middlesex Water Co.	2,628	59,288
SJW Corp.	2,782	85,380
York Water Co.	2,139	44,619
		744,200
Total Common Stocks (Cost $246,431,575)		328,285,380

Rights 0.0%
Health Care 0.0%
Bioscrip, Inc.,*	34	0
Furiex Pharmaceuticals, Inc.*	1,386	13,542
Omthera Pharmaceutical, Inc.*	1,167	700
		14,242
Telecommunication Services 0.0%
Leap Wireless International, Inc.*	10,664	26,020
Total Rights (Cost $40,414)		40,262

	Principal Amount ($)	Value ($)

Warrants 0.0%
Energy
Magnum Hunter Resources Corp., Expiration Date 4/15/2016* (a) (Cost $0)	3,420	354

Government & Agency Obligation 0.5%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.045%**, 10/8/2015 (b) (Cost $1,519,818)	1,520,000	1,519,948

	Shares	Value ($)

Securities Lending Collateral 16.7%
Daily Assets Fund Institutional, 0.16% (c) (d) (Cost $55,884,688)	55,884,688	55,884,688
	Shares	Value ($)

Cash Equivalents 1.1%
Central Cash Management Fund, 0.09% (c) (Cost $3,654,807)	3,654,807	3,654,807

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $307,531,302)†	116.6	389,385,439
Other Assets and Liabilities, Net	(16.6)	(55,537,974)
Net Assets	100.0	333,847,465

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $311,487,167. At June 30, 2015, net unrealized appreciation for all securities based on tax cost was $77,898,272. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $102,202,617 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,304,345.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2015 amounted to $54,907,196, which is 16.4% of net assets.

(b) At June 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2015, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
Russell E Mini 2000 Index	USD	9/18/2015	45	5,626,800	(74,104)

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$328,285,380	$—	$—	$328,285,380
Rights	—	—	40,262	40,262
Warrants	—	—	354	354
Government & Agency Obligations	—	1,519,948	—	1,519,948
Short-Term Investments (e)	59,539,495	—	—	59,539,495
Total	$387,824,875	$1,519,948	$40,616	$389,385,439
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (f) Futures Contracts	$(74,104)	$—	$—	$(74,104)
Total	$(74,104)	$—	$—	$(74,104)

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $247,991,807) — including $54,907,196 of securities loaned	$329,845,944
Investment in Daily Assets Fund Institutional (cost $55,884,688)*	55,884,688
Investment in Central Cash Management Fund (cost $3,654,807)	3,654,807
Total investments in securities, at value (cost $307,531,302)	389,385,439
Receivable for investments sold	36,112,450
Receivable for Fund shares sold	240,920
Dividends receivable	381,124
Interest receivable	74,834
Receivable for variation margin on futures contracts	22,160
Other assets	2,764
Total assets	426,219,691
Liabilities
Cash overdraft	594,336
Payable upon return of securities loaned	55,884,688
Payable for investments purchased	35,442,532
Payable for Fund shares redeemed	224,831
Accrued management fee	75,115
Accrued Trustees' fees	1,448
Other accrued expenses and payables	149,276
Total liabilities	92,372,226
Net assets, at value	$333,847,465
Net Assets Consist of
Undistributed net investment income	1,820,241
Net unrealized appreciation (depreciation) on: Investments	81,854,137
Futures	(74,104)
Accumulated net realized gain (loss)	15,344,497
Paid-in capital	234,902,694
Net assets, at value	$333,847,465
Class A Net Asset Value, offering and redemption price per share ($306,114,687 ÷ 18,380,410 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$16.65
Class B Net Asset Value, offering and redemption price per share ($27,732,778 ÷ 1,664,044 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$16.67

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2015 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,118)	$2,281,679
Interest	211
Income distributions — Central Cash Management Fund	1,538
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	424,658
Total income	2,708,086
Expenses: Management fee	586,995
Administration fee	167,713
Services to shareholders	2,503
Distribution service fee (Class B)	34,199
Record keeping fee (Class B)	549
Custodian fee	33,594
Professional fees	37,394
Reports to shareholders	31,696
Trustees' fees and expenses	8,395
Other	29,037
Total expenses before expense reductions	932,075
Expense reductions	(141,763)
Total expenses after expense reductions	790,312
Net investment income (loss)	1,917,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	18,845,009
Futures	559,643
Foreign currency	(26)
19,404,626
Change in net unrealized appreciation (depreciation) on: Investments	(5,779,265)
Futures	(284,569)
Foreign currency	16
(6,063,818)
Net gain (loss)	13,340,808
Net increase (decrease) in net assets resulting from operations	$15,258,582

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations: Net investment income (loss)	$1,917,774	$3,466,516
Net realized gain (loss)	19,404,626	24,266,892
Change in net unrealized appreciation (depreciation)	(6,063,818)	(11,608,526)
Net increase (decrease) in net assets resulting from operations	15,258,582	16,124,882
Distributions to shareholders from: Net investment income: Class A	(3,110,512)	(3,011,298)
Class B	(207,762)	(190,757)
Net realized gains: Class A	(22,369,227)	(17,149,421)
Class B	(2,011,536)	(1,452,843)
Total distributions	(27,699,037)	(21,804,319)
Fund share transactions: Class A Proceeds from shares sold	13,849,743	59,272,631
Reinvestment of distributions	25,479,739	20,160,719
Cost of shares redeemed	(34,637,818)	(71,351,187)
Net increase (decrease) in net assets from Class A share transactions	4,691,664	8,082,163
Class B Proceeds from shares sold	1,520,879	3,758,474
Reinvestment of distributions	2,219,298	1,643,600
Payments for shares redeemed	(2,271,042)	(3,648,158)
Net increase (decrease) in net assets from Class B share transactions	1,469,135	1,753,916
Increase (decrease) in net assets	(6,279,656)	4,156,642
Net assets at beginning of period	340,127,121	335,970,479
Net assets at end of period (including undistributed net investment income of $1,820,241 and $3,220,741, respectively)	$333,847,465	$340,127,121
Other Information
Class A Shares outstanding at beginning of period	18,056,351	17,517,574
Shares sold	797,699	3,534,081
Shares issued to shareholders in reinvestment of distributions	1,534,924	1,259,258
Shares redeemed	(2,008,564)	(4,254,562)
Net increase (decrease) in Class A shares	324,059	538,777
Shares outstanding at end of period	18,380,410	18,056,351
Class B Shares outstanding at beginning of period	1,575,586	1,470,660
Shares sold	86,511	218,853
Shares issued to shareholders in reinvestment of distributions	133,532	102,533
Shares redeemed	(131,585)	(216,460)
Net increase (decrease) in Class B shares	88,458	104,926
Shares outstanding at end of period	1,664,044	1,575,586

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/15 (Unaudited)		2014	2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$17.33		$17.69	$13.56		$11.77		$12.41	$9.90
Income (loss) from investment operations: Net investment income (loss)a	.10		.17	.18		.23		.12	.10
Net realized and unrealized gain (loss)	.69		.59	4.84		1.67		(.65)	2.51
Total from investment operations	.79		.76	5.02		1.90		(.53)	2.61
Less distributions from: Net investment income	(.18)		(.17)	(.26)		(.11)		(.11)	(.10)
Net realized gains	(1.29)		(.95)	(.63)		(.00	)***	—	—
Total distributions	(1.47)		(1.12)	(.89)		(.11)		(.11)	(.10)
Net asset value, end of period	$16.65		$17.33	$17.69		$13.56		$11.77	$12.41
Total Return (%)b	4.64	**	4.74	38.64		16.25		(4.41)	26.39
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	306		313	310		280		256	285
Ratio of expenses before expense reductions (%)	.54	*	.53	.54		.55		.52	.52
Ratio of expenses after expense reductions (%)	.45	*	.47	.46		.49		.50	.52
Ratio of net investment income (loss) (%)	1.16	*	1.04	1.14		1.81		.94	.96
Portfolio turnover rate (%)	12	**	21	13	c	20		15	16
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended December 31,
Class B	Six Months Ended 6/30/15 (Unaudited)		2014	2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$17.31		$17.68	$13.55		$11.77		$12.40	$9.89
Income (loss) from investment operations: Net investment income (loss)a	.08		.13	.12		.20		.08	.08
Net realized and unrealized gain (loss)	.70		.57	4.86		1.66		(.64)	2.50
Total from investment operations	.78		.70	4.98		1.86		(.56)	2.58
Less distributions from: Net investment income	(.13)		(.12)	(.22)		(.08)		(.07)	(.07)
Net realized gains	(1.29)		(.95)	(.63)		(.00	)***	—	—
Total distributions	(1.42)		(1.07)	(.85)		(.08)		(.07)	(.07)
Net asset value, end of period	$16.67		$17.31	$17.68		$13.55		$11.77	$12.40
Total Return (%)b	4.55	**	4.47	38.31		15.88		(4.58)	26.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28		27	26		41		41	50
Ratio of expenses before expense reductions (%)	.79	*	.79	.79		.80		.77	.77
Ratio of expenses after expense reductions (%)	.71	*	.72	.70		.74		.75	.77
Ratio of net investment income (loss) (%)	.91	*	.80	.82		1.54		.69	.71
Portfolio turnover rate (%)	12	**	21	13	c	20		15	16
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Deutsche Small Cap Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends received on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2015, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2015, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $5,627,000 to $7,868,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivative	Futures Contracts
Equity Contracts (a)	$(74,104)
The above derivative is located in the following Statement of Assets and Liabilities account:
(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$559,643
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(284,569)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $40,647,236 and $58,748,222, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.

For the period from January 1, 2015 through April 30, 2016, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.45%
Class B	.71%

For the six months ended June 30, 2015, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$130,244
Class B	11,519
$141,763

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2015, the Administration Fee was $167,713, of which $28,218 is unpaid.

Distribution Service Agreement. DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2015, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2015
Class B	$34,199	$5,775

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2015
Class A	$534	$262
Class B	161	80
	$695	$342

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $13,032, of which $12,106 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2015, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $36,927.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2015.

F. Ownership of the Fund

At June 30, 2015, three participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, owning 45%, 11% and 10%. At June 30, 2015, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 53% and 18%, respectively.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2015 to June 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2015
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/15	$1,000.00	$1,000.00
Ending Account Value 6/30/15	$1,046.40	$1,045.50
Expenses Paid per $1,000*	$2.28	$3.60
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/15	$1,000.00	$1,000.00
Ending Account Value 6/30/15	$1,022.56	$1,021.27
Expenses Paid per $1,000*	$2.26	$3.56

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B
Deutsche Small Cap Index VIP	.45%	.71%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Small Cap Index VIP’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2014.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds.

The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DeAWM Distributors, Inc. 222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-scif-3 (R-028372-4 8/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015